Investment Portfolioas of September 30, 2025 (Unaudited)
DWS Small Cap Index VIP
	Shares	Value ($)

Common Stocks 98.0%
Communication Services 2.7%
Diversified Telecommunication Services 0.5%
Anterix, Inc.*	1,692	36,327
ATN International, Inc.	1,541	23,069
Bandwidth, Inc. "A"*	4,134	68,914
Cogent Communications Holdings, Inc.	6,812	261,240
Globalstar, Inc.*	7,590	276,200
IDT Corp. "B"	2,494	130,461
Liberty Latin America Ltd. "A"*	4,447	36,866
Liberty Latin America Ltd. "C"*	19,073	160,976
Lumen Technologies, Inc.*	144,892	886,739
Shenandoah Telecommunications Co.	7,763	104,179
Uniti Group, Inc.	21,700	132,804
		2,117,775
Entertainment 0.5%
Amc Entertainment Holdings, Inc. "A"* (a)	66,680	193,372
Atlanta Braves Holdings, Inc. "A"* (a)	1,002	45,561
Atlanta Braves Holdings, Inc. "C"*	7,021	292,003
Cinemark Holdings, Inc. (a)	15,789	442,408
CuriosityStream, Inc. (a)	4,919	26,071
Eventbrite, Inc. "A"*	11,808	29,756
Gaia, Inc.*	2,601	15,398
Golden Matrix Group, Inc.*	3,627	4,098
IMAX Corp.*	6,624	216,936
Lionsgate Studios Corp.*	31,093	214,542
Madison Square Garden Entertainment Corp.*	6,016	272,164
Marcus Corp.	3,636	56,394
Playstudios, Inc.*	13,461	12,957
Playtika Holding Corp.	8,601	33,458
Reservoir Media, Inc.*	2,965	24,135
Sphere Entertainment Co.* (a)	4,214	261,774
Starz Entertainment Corp.*	1,741	25,645
Vivid Seats, Inc. "A"*	484	8,044
		2,174,716
Interactive Media & Services 0.6%
Angi, Inc.*	6,172	100,357
Arena Group Holdings, Inc.*	2,001	10,945
Bumble, Inc. "A"*	11,161	67,971
Cargurus, Inc.*	12,497	465,263
Cars.com, Inc.*	8,695	106,253
EverQuote, Inc. "A"*	4,198	96,008
fuboTV, Inc.* (a)	50,660	210,239
Getty Images Holdings, Inc.* (a)	17,358	34,369
Grindr, Inc.*	5,122	76,932
MediaAlpha, Inc. "A"*	5,118	58,243
Nextdoor Holdings, Inc.*	32,311	67,530
QuinStreet, Inc.*	8,193	126,746
Rumble, Inc.* (a)	16,185	117,179

Shutterstock, Inc.	3,676	76,645
Teads Holding Co.*	6,035	9,958
Travelzoo*	977	9,604
TripAdvisor, Inc.*	17,664	287,217
TrueCar, Inc.*	11,847	21,798
Vimeo, Inc.*	22,483	174,243
Webtoon Entertainment, Inc.*	2,723	52,853
Yelp, Inc.*	9,393	293,062
Ziff Davis, Inc.*	6,336	241,402
ZipRecruiter, Inc. "A"*	10,123	42,719
		2,747,536
Media 0.9%
Advantage Solutions, Inc.*	14,179	21,694
Altice USA, Inc. "A"*	40,066	96,559
AMC Networks, Inc. "A"*	4,957	40,846
Boston Omaha Corp. "A"* (a)	3,337	43,648
Cable One, Inc.	790	139,870
EchoStar Corp. "A"*	20,603	1,573,245
Emerald Holding, Inc. (a)	1,932	9,834
Entravision Communications Corp. "A"	9,494	22,121
Gambling.com Group Ltd.*	2,441	19,967
Gannett Co., Inc.*	21,338	88,126
Gray Media, Inc.	13,358	77,209
Ibotta, Inc. "A"* (a)	2,118	58,986
iHeartMedia, Inc. "A"*	18,040	51,775
Integral Ad Science Holding Corp.*	11,672	118,704
John Wiley & Sons, Inc. "A"	6,236	252,371
Magnite, Inc.*	21,254	462,912
National CineMedia, Inc. (a)	9,809	44,239
Newsmax, Inc.*	1,657	20,547
Nexxen International Ltd.* (a)	5,815	53,789
PubMatic, Inc. "A"*	6,391	52,917
Scholastic Corp.	3,077	84,248
Sinclair, Inc.	5,941	89,709
Stagwell, Inc.*	17,759	99,983
TechTarget, Inc.*	4,134	24,019
TEGNA, Inc.	24,423	496,520
The E.W. Scripps Co. "A"*	9,031	22,216
Thryv Holdings, Inc.*	5,779	69,695
WideOpenWest, Inc.*	7,728	39,876
		4,175,625
Wireless Telecommunication Services 0.2%
Gogo, Inc.* (a)	11,703	100,529
Spok Holdings, Inc.	3,150	54,337
Telephone & Data Systems, Inc.	15,123	593,427
		748,293
Consumer Discretionary 9.7%
Automobile Components 1.3%
Adient PLC*	12,746	306,924
American Axle & Manufacturing Holdings, Inc.*	17,485	105,085
Cooper-Standard Holdings, Inc.*	2,572	94,984
Dana, Inc.	20,123	403,265
Dorman Products, Inc.*	4,198	654,384
Fox Factory Holding Corp.*	6,412	155,747
Garrett Motion, Inc.	20,468	278,774
Gentherm, Inc.*	4,639	158,004

Goodyear Tire & Rubber Co.*	39,651	296,590
Holley, Inc.*	9,040	28,386
LCI Industries	3,751	349,406
Luminar Technologies, Inc.* (a)	6,046	11,548
Modine Manufacturing Co.*	7,964	1,132,162
Motorcar Parts of America, Inc.*	2,021	33,427
Patrick Industries, Inc.	4,935	510,427
Phinia, Inc.	5,865	337,120
Solid Power, Inc.* (a)	23,164	80,379
Standard Motor Products, Inc.	3,190	130,216
Strattec Security Corp.* (a)	592	40,292
Visteon Corp.	4,177	500,655
XPEL, Inc.*	3,655	120,871
		5,728,646
Automobiles 0.0%
Faraday Future Intelligent Electric, Inc.* (a)	13,328	17,326
Livewire Group, Inc.* (a)	5,587	26,538
Winnebago Industries, Inc.	4,163	139,211
		183,075
Broadline Retail 0.1%
Groupon, Inc.*	3,832	89,477
Kohl's Corp.	16,659	256,049
Savers Value Village, Inc.*	5,825	77,181
		422,707
Distributors 0.0%
A-Mark Precious Metals, Inc.	2,926	75,696
GigaCloud Technology, Inc. "A"* (a)	3,769	107,040
Weyco Group, Inc.	947	28,495
		211,231
Diversified Consumer Services 1.4%
Adtalem Global Education, Inc.*	5,393	832,949
American Public Education, Inc.*	2,672	105,464
Carriage Services, Inc.	2,130	94,870
Coursera, Inc.*	20,934	245,137
Driven Brands Holdings, Inc.*	9,059	145,940
European Wax Center, Inc. "A"*	4,243	16,930
Frontdoor, Inc.*	11,303	760,579
Graham Holdings Co. "B"	488	574,527
Kindercare Learning Companies, Inc.*	4,846	32,177
Laureate Education, Inc.*	19,549	616,575
Lincoln Educational Services Corp.*	4,554	107,019
Matthews International Corp. "A"	4,493	109,090
McGraw Hill, Inc.* (a)	3,538	44,402
Mister Car Wash, Inc.*	14,784	78,799
Nerdy, Inc.*	8,820	11,113
OneSpaWorld Holdings Ltd.	14,399	304,395
Perdoceo Education Corp.	9,345	351,933
Strategic Education, Inc.	3,545	304,905
Stride, Inc.*	6,491	966,770
Udemy, Inc.*	14,878	104,295
Universal Technical Institute, Inc.*	7,082	230,519
		6,038,388
Hotels, Restaurants & Leisure 1.8%
Accel Entertainment, Inc.*	8,278	91,637
Bally's Corp.*	1,158	12,854
Biglari Holdings, Inc. "B"*	101	32,689

BJ's Restaurants, Inc.*	3,049	93,086
Bloomin' Brands, Inc.	12,848	92,120
Brightstar Lottery PLC	16,977	292,853
Brinker International, Inc.*	6,726	852,050
Cracker Barrel Old Country Store, Inc.	3,351	147,645
Dave & Buster's Entertainment, Inc.* (a)	4,166	75,655
Denny's Corp.*	7,779	40,684
Dine Brands Global, Inc.	2,364	58,438
El Pollo Loco Holdings, Inc.*	4,050	39,285
First Watch Restaurant Group, Inc.*	6,877	107,556
Genius Sports Ltd.*	33,215	411,202
Global Business Travel Group, Inc.*	14,493	117,103
Golden Entertainment, Inc.	2,906	68,524
Hilton Grand Vacations, Inc.*	8,767	366,548
Inspired Entertainment, Inc.* (a)	3,762	35,288
Jack in the Box, Inc. (a)	2,878	56,898
Krispy Kreme, Inc. (a)	11,636	45,031
Kura Sushi USA, Inc. "A"* (a)	951	56,499
Life Time Group Holdings, Inc.*	20,625	569,250
Lindblad Expeditions Holdings, Inc.* (a)	5,621	71,949
Marriott Vacations Worldwide Corp.	4,226	281,283
Monarch Casino & Resort, Inc.	1,936	204,906
Nathan's Famous, Inc.	433	47,950
Papa John's International, Inc.	4,964	239,017
Portillo's, Inc. "A"* (a)	8,966	57,831
Potbelly Corp.*	3,846	65,536
Pursuit Attractions & Hospitality, Inc.*	3,185	115,233
RCI Hospitality Holdings, Inc.	1,231	37,558
Red Rock Resorts, Inc. "A"	7,441	454,347
Rush Street Interactive, Inc.*	13,473	275,927
Sabre Corp.*	55,580	101,711
Serve Robotics, Inc.* (a)	7,181	83,515
Shake Shack, Inc. "A"*	5,905	552,767
Six Flags Entertainment Corp.*	14,571	331,053
Super Group SGHC Ltd.	24,187	319,268
Sweetgreen, Inc. "A"* (a)	15,856	126,531
Target Hospitality Corp.*	4,777	40,509
The Cheesecake Factory, Inc. (a)	7,017	383,409
United Parks & Resorts, Inc.* (a)	4,124	213,211
Xponential Fitness, Inc. "A"*	4,237	33,006
		7,699,412
Household Durables 1.8%
Bassett Furniture Industries, Inc.	1,254	19,613
Beazer Homes U.S.A., Inc.*	4,246	104,239
Cavco Industries, Inc.*	1,159	673,066
Century Communities, Inc.	3,952	250,438
Champion Homes, Inc.*	8,706	664,877
Cricut, Inc. "A"	6,952	43,728
Dream Finders Homes, Inc. "A"* (a)	4,621	119,776
Ethan Allen Interiors, Inc.	3,552	104,642
Flexsteel Industries, Inc.	568	26,327
Green Brick Partners, Inc.*	4,741	350,170
Hamilton Beach Brands Holding Co. "A"	1,082	15,548
Helen of Troy Ltd.*	3,458	87,142
Hovnanian Enterprises, Inc. "A"*	720	92,513
Installed Building Products, Inc. (a)	3,561	878,356
KB Home	10,083	641,682
La-Z-Boy, Inc.	6,263	214,946

Legacy Housing Corp.*	1,295	35,626
Leggett & Platt, Inc.	20,439	181,498
LGI Homes, Inc.*	3,181	164,490
Lovesac Co.* (a)	2,008	33,996
M/I Homes, Inc.*	3,963	572,416
Meritage Homes Corp.	10,780	780,795
Sonos, Inc.*	17,901	282,836
Taylor Morrison Home Corp.*	14,762	974,440
Traeger, Inc.*	5,469	6,672
Tri Pointe Home, Inc.*	13,100	445,007
		7,764,839
Leisure Products 0.5%
Acushnet Holdings Corp.	4,189	328,795
American Outdoor Brands, Inc.*	1,896	16,457
Clarus Corp.	4,834	16,919
Escalade, Inc.	1,507	18,943
Funko, Inc. "A"*	4,871	16,756
JAKKS Pacific, Inc.	1,406	26,334
Johnson Outdoors, Inc. "A"	794	32,070
Latham Group, Inc.*	6,890	52,433
Malibu Boats, Inc. "A"*	2,834	91,963
Marine Products Corp.	1,298	11,513
MasterCraft Boat Holdings, Inc.*	2,442	52,405
Outdoor Holding Co.*	12,983	19,215
Peloton Interactive, Inc. "A"*	57,282	515,538
Polaris, Inc.	8,083	469,865
Smith & Wesson Brands, Inc.	6,561	64,495
Sturm Ruger & Co., Inc.	2,446	106,328
Topgolf Callaway Brands Corp.*	20,223	192,118
		2,032,147
Specialty Retail 2.2%
1-800-Flowers.com, Inc. "A"*	3,273	15,056
Abercrombie & Fitch Co. "A"*	7,161	612,624
Academy Sports & Outdoors, Inc.	10,080	504,202
Advance Auto Parts, Inc.	9,119	559,907
American Eagle Outfitters, Inc.	24,684	422,343
America's Car-Mart, Inc.*	1,110	32,423
Arhaus, Inc.*	7,669	81,521
Arko Corp.	11,592	52,975
Asbury Automotive Group, Inc.*	2,985	729,683
Bark, Inc.*	13,768	11,438
Barnes & Noble Education, Inc.*	2,279	22,676
Bed Bath & Beyond, Inc.*	8,429	82,520
Boot Barn Holdings, Inc.*	4,674	774,575
Build-a-bear Workshop, Inc. (a)	1,888	123,116
Caleres, Inc.	5,071	66,126
Camping World Holdings, Inc. "A"	9,205	145,347
Citi Trends, Inc.*	723	22,435
Designer Brands, Inc. "A" (a)	4,835	17,116
Dick's Sporting Goods, Inc.	1	174
Envela Corp.*	930	7,263
Evgo, Inc.*	19,791	93,611
Genesco, Inc.*	1,493	43,282
Group 1 Automotive, Inc.	1,916	838,269
Haverty Furniture Companies, Inc.	2,028	44,474
J Jill, Inc.	1,095	18,779
Lands' End, Inc.* (a)	1,777	25,056
MarineMax, Inc.*	2,893	73,280

Monro, Inc.	4,469	80,308
National Vision Holdings, Inc.*	11,824	345,143
ODP Corp.*	4,190	116,691
OneWater Marine, Inc. "A"* (a)	1,708	27,055
Petco Health & Wellness Co., Inc.*	11,879	45,972
RealReal, Inc.*	14,579	154,975
Revolve Group, Inc.*	6,208	132,230
Sally Beauty Holdings, Inc.*	15,352	249,931
Shoe Carnival, Inc. (a)	2,806	58,337
Signet Jewelers Ltd.	6,087	583,865
Sleep Number Corp.*	2,875	20,183
Sonic Automotive, Inc. "A"	2,261	172,039
Stitch Fix, Inc. "A"*	16,340	71,079
The Buckle, Inc.	4,818	282,624
ThredUp, Inc. "A"*	13,943	131,761
Tile Shop Holdings, Inc.*	4,425	26,771
Torrid Holdings, Inc.*	5,038	8,817
Upbound Group, Inc.	8,001	189,064
Urban Outfitters, Inc.*	9,299	664,228
Victoria's Secret & Co.*	10,488	284,644
Warby Parker, Inc. "A"*	14,909	411,190
Winmark Corp.	455	226,485
Zumiez, Inc.*	2,169	42,534
		9,746,197
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	17,659	351,767
Carter's, Inc.	5,366	151,429
Ermenegildo Zegna NV (a)	9,471	89,501
Figs, Inc. "A"*	13,543	90,603
G-III Apparel Group Ltd.*	5,909	157,239
Hanesbrands, Inc.*	53,348	351,563
Kontoor Brands, Inc.	8,368	667,515
Lakeland Industries, Inc.	1,410	20,868
Movado Group, Inc.	2,281	43,271
Oxford Industries, Inc.	2,141	86,796
Rocky Brands, Inc.	1,065	31,726
Steven Madden Ltd.	10,894	364,731
Superior Group of Companies, Inc. (a)	1,681	18,020
Wolverine World Wide, Inc.	12,235	335,729
		2,760,758
Consumer Staples 1.9%
Beverages 0.1%
MGP Ingredients, Inc.	2,092	50,606
National Beverage Corp.*	3,675	135,681
The Vita Coco Co., Inc*	6,686	283,954
Zevia PBC "A"*	4,824	13,121
		483,362
Consumer Staples Distribution & Retail 0.5%
Grocery Outlet Holding Corp.*	14,337	230,109
Guardian Pharmacy Services, Inc. "A"*	2,971	77,929
HF Foods Group, Inc.*	6,093	16,817
Ingles Markets, Inc. "A"	2,244	156,093
Natural Grocers by Vitamin Cottage, Inc.	1,961	78,440
PriceSmart, Inc.	3,898	472,399
The Andersons, Inc.	4,963	197,577
The Chefs' Warehouse, Inc.*	5,544	323,381

United Natural Foods, Inc.*	9,095	342,154
Village Super Market, Inc. "A"	1,412	52,752
Weis Markets, Inc.	2,506	180,106
		2,127,757
Food Products 0.7%
Alico, Inc.	811	28,109
B&G Foods, Inc. (a)	11,637	51,552
Beyond Meat, Inc.* (a)	11,228	21,221
BRC, Inc. "A"*	14,574	22,735
Calavo Growers, Inc.	2,599	66,898
Cal-Maine Foods, Inc.	6,979	656,724
Dole PLC	10,716	144,023
Forafric Global PLC* (a)	440	3,824
Fresh Del Monte Produce, Inc.	5,072	176,100
Hain Celestial Group, Inc.*	13,916	21,987
J & J Snack Foods Corp.	2,347	225,523
John B. Sanfilippo & Son, Inc.	1,184	76,108
Lifeway Foods, Inc.*	805	22,347
Limoneira Co.	2,568	38,135
Mama's Creations, Inc.*	5,175	54,389
Marzetti Co.	3,053	527,528
Mission Produce, Inc.*	6,462	77,673
Seneca Foods Corp. "A"*	718	77,501
Simply Good Foods Co.*	14,246	353,586
Sunopta, Inc.*	14,554	85,286
Tootsie Roll Industries, Inc.	2,764	115,867
TreeHouse Foods, Inc.*	7,713	155,880
Utz Brands, Inc.	11,081	134,634
Vital Farms, Inc.*	5,225	215,009
Westrock Coffee Co.*	5,351	26,006
		3,378,645
Household Products 0.3%
Central Garden & Pet Co.*	1,329	43,392
Central Garden & Pet Co. "A"*	7,639	225,580
Energizer Holdings, Inc.	10,060	250,393
Oil-Dri Corp. of America	1,524	93,025
Spectrum Brands Holdings, Inc.	3,615	189,896
WD-40 Co.	2,067	408,439
		1,210,725
Personal Care Products 0.2%
Edgewell Personal Care Co.	6,906	140,606
FitLife Brands, Inc.*	595	11,835
Herbalife Ltd.*	15,182	128,136
Honest Co., Inc.*	14,274	52,528
Interparfums, Inc. (a)	2,780	273,496
Lifevantage Corp.	1,629	15,850
Medifast, Inc.*	1,657	22,651
Nature's Sunshine Products, Inc.*	2,626	40,756
Nu Skin Enterprises, Inc. "A"	7,412	90,352
Olaplex Holdings, Inc.*	22,126	28,985
The Beauty Health Co.*	17,543	34,911
USANA Health Sciences, Inc.*	1,652	45,513
Waldencast PLC "A"*	6,370	12,613
		898,232
Tobacco 0.1%
Ispire Technology, Inc.* (a)	3,304	8,458

Turning Point Brands, Inc.	2,597	256,739
Universal Corp.	3,656	204,261
		469,458
Energy 4.7%
Energy Equipment & Services 1.6%
Archrock, Inc.	25,126	661,065
Aris Water Solutions, Inc. "A"	4,732	116,691
Atlas Energy Solutions, Inc. (a)	11,879	135,064
Borr Drilling Ltd.* (a)	37,532	100,961
Bristow Group, Inc.*	4,358	157,237
Cactus, Inc. "A"	10,408	410,804
Core Laboratories, Inc.	7,109	87,867
DMC Global, Inc.*	2,765	23,364
Energy Services of America Corp.	1,822	18,858
Expro Group Holdings NV*	15,796	187,657
Flowco Holdings, Inc. "A"	3,025	44,921
Forum Energy Technologies, Inc.*	1,661	44,365
Helix Energy Solutions Group, Inc.*	21,055	138,121
Helmerich & Payne, Inc.	14,677	324,215
Innovex International, Inc.*	5,932	109,979
Kodiak Gas Services, Inc.	10,224	377,981
Liberty Energy, Inc.	23,941	295,432
Mammoth Energy Services, Inc.*	3,702	8,478
Nabors Industries Ltd.*	2,317	94,696
National Energy Services Reunited Corp.*	9,340	95,828
Natural Gas Services Group, Inc.	1,538	43,049
Noble Corp. PLC	19,187	542,608
Oceaneering International, Inc.*	14,262	353,412
Oil States International, Inc.*	8,848	53,619
Patterson-UTI Energy, Inc.	53,458	276,912
ProFrac Holding Corp. "A"*	1,883	6,967
ProPetro Holding Corp.*	11,930	62,513
Ranger Energy Services, Inc. "A"	3,029	42,527
RPC, Inc. (a)	13,648	64,965
SEACOR Marine Holdings, Inc.*	3,076	19,963
Seadrill Ltd.*	9,512	287,358
Select Water Solutions, Inc.	14,190	151,691
Solaris Energy Infrastructure, Inc.	5,588	223,352
TETRA Technologies, Inc.*	19,418	111,654
Tidewater, Inc.*	7,473	398,535
Transocean Ltd.* (a)	129,204	403,117
Valaris Ltd.* (a)	9,686	472,386
		6,948,212
Oil, Gas & Consumable Fuels 3.1%
Ardmore Shipping Corp.	5,284	62,721
Berry Corp.	11,945	45,152
BKV Corp.*	2,564	59,305
California Resources Corp.	10,291	547,275
Calumet, Inc.*	10,412	190,019
Centrus Energy Corp. "A"* (a)	2,389	740,757
Clean Energy Fuels Corp.*	26,495	68,357
CNX Resources Corp.*	20,790	667,775
Comstock Resources, Inc.* (a)	11,180	221,699
Core Natural Resources, Inc.	7,922	661,329
Crescent Energy Co. "A"	27,078	241,536
CVR Energy, Inc.*	4,667	170,252

Delek U.S. Holdings, Inc.	9,072	292,753
DHT Holdings, Inc.	19,297	230,599
Diversified Energy Co. PLC REG S	8,762	122,756
Dorian LPG Ltd.	5,694	169,681
Empire Petroleum Corp.* (a)	2,521	11,395
Encore Energy Corp.*	28,338	90,965
Energy Fuels, Inc.* (a)	32,591	500,272
Epsilon Energy Ltd.	2,933	14,782
Evolution Petroleum Corp.	4,805	23,160
Excelerate Energy, Inc. "A"	3,542	89,223
FLEX LNG Ltd.* (a)	4,734	119,297
FutureFuel Corp.	3,566	13,836
Gevo, Inc.*	35,502	69,584
Golar LNG Ltd.	15,179	613,383
Granite Ridge Resources, Inc.	8,330	45,065
Green Plains, Inc.*	9,758	85,773
Gulfport Energy Corp.*	2,421	438,153
HighPeak Energy, Inc. (a)	2,800	19,796
Infinity Natural Resources, Inc. "A"*	2,234	29,288
International Seaways, Inc.	6,134	282,655
Kinetik Holdings, Inc.	6,719	287,170
Kolibri Global Energy, Inc.*	4,505	25,003
Kosmos Energy Ltd.*	71,387	118,502
Lightbridge Corp.*	3,200	67,872
Magnolia Oil & Gas Corp. "A"	28,350	676,715
Murphy Oil Corp.	20,547	583,740
NACCO Industries, Inc. "A"	601	25,338
Navigator Holdings Ltd.	5,024	77,822
New Fortress Energy, Inc.* (a)	25,936	57,319
NextDecade Corp*	20,490	139,127
NextNRG, Inc.*	2,635	4,822
Nordic American Tankers Ltd.	31,097	97,645
Northern Oil and Gas, Inc.	14,717	364,982
OPAL Fuels, Inc. "A"*	3,219	7,082
Par Pacific Holdings, Inc.*	7,702	272,805
PBF Energy, Inc. "A"	12,733	384,155
Peabody Energy Corp.	18,591	493,033
Prairie Operating Co.* (a)	3,277	6,505
PrimeEnergy Resources Corp.*	51	8,519
REX American Resources Corp.*	4,515	138,249
Riley Exploration Permian, Inc.	2,021	54,789
Sable Offshore Corp.*	11,550	201,663
Sandridge Energy, Inc.	5,537	62,457
Scorpio Tankers, Inc.	6,759	378,842
SFL Corp. Ltd.	18,585	139,945
SM Energy Co.	17,339	432,955
Summit Midstream Corp.*	1,394	28,633
Talos Energy, Inc.*	18,151	174,068
Teekay Corp. Ltd.	8,026	65,653
Teekay Tankers Ltd. "A"	3,648	184,406
Uranium Energy Corp.*	64,651	862,444
Vaalco Energy, Inc.	15,545	62,491
Verde Clean Fuels, Inc.*	668	2,037
Vital Energy, Inc.*	4,450	75,161
Vitesse Energy, Inc. (a)	4,490	104,303
W&T Offshore, Inc. (a)	15,459	28,135

World Kinect Corp.	8,344	216,527
XCF Global, Inc. "A"*	5,317	6,965
		13,856,472
Financials 17.6%
Banks 9.8%
1st Source Corp.	2,803	172,553
ACNB Corp.	1,578	69,495
Amalgamated Financial Corp.	3,603	97,821
Amerant Bancorp, Inc.	5,663	109,126
Ameris Bancorp.	10,062	737,645
Ames National Corp.	1,323	26,751
Arrow Financial Corp.	2,485	70,326
Associated Banc-Corp.	25,263	649,512
Atlantic Union Bankshares Corp.	21,663	764,487
Axos Financial, Inc.*	8,267	699,802
Banc of California, Inc.	19,475	322,311
BancFirst Corp.	3,173	401,226
Bank First Corp.	1,373	166,559
Bank of Hawaii Corp.	5,980	392,527
Bank of Marin Bancorp.	2,243	54,460
Bank of NT Butterfield & Son Ltd.	6,329	271,641
Bank7 Corp.	638	29,520
BankFinancial Corp.	1,667	20,054
BankUnited, Inc.	11,448	436,856
Bankwell Financial Group, Inc.	1,065	47,126
Banner Corp.	5,172	338,766
Bar Harbor Bankshares	2,253	68,626
BayCom Corp.	1,528	43,930
BCB Bancorp., Inc.	2,434	21,127
Beacon Financial Corp.	12,726	301,733
Blue Foundry Bancorp.*	2,679	24,352
Blue Ridge Bankshares, Inc.*	10,473	44,301
Bridgewater Bancshares, Inc.*	3,238	56,989
Burke & Herbert Financial Services Corp.	2,039	125,786
Business First Bancshares, Inc.	4,377	103,341
BV Financial, Inc.*	1,334	21,504
Byline Bancorp., Inc.	4,715	130,747
C&F Financial Corp.	472	31,718
Cadence Bank	28,348	1,064,184
California BanCorp.*	3,391	56,562
Camden National Corp.	2,568	99,099
Capital Bancorp., Inc	1,804	57,548
Capital City Bank Group, Inc.	2,123	88,720
Capitol Federal Financial, Inc.	18,937	120,250
Carter Bankshares, Inc.*	3,536	68,634
Cathay General Bancorp.	10,226	490,950
CB Financial Services, Inc.	713	23,679
Central Pacific Financial Corp.	4,074	123,605
CF Bankshares, Inc.	590	14,131
Chain Bridge Bancorp, Inc. "A"*	368	12,045
Chemung Financial Corp.	636	33,403
ChoiceOne Financial Services, Inc.	2,190	63,422
Citizens & Northern Corp.	2,323	46,019
Citizens Community Bancorp, Inc.	1,482	23,816
Citizens Financial Services, Inc.	679	40,930
City Holding Co.	2,135	264,462
Civista Bancshares, Inc.	2,862	58,127

CNB Financial Corp.	4,320	104,544
Coastal Financial Corp.*	1,953	211,256
CoastalSouth Bancshares, Inc.*	691	15,071
Colony Bankcorp, Inc.	2,651	45,094
Columbia Financial, Inc.*	4,061	60,956
Community Financial System, Inc.	8,037	471,290
Community Trust Bancorp., Inc.	2,440	136,518
Community West Bancshares	2,472	51,516
ConnectOne Bancorp., Inc.	7,189	178,359
Customers Bancorp., Inc.*	4,506	294,557
CVB Financial Corp.	20,023	378,635
Dime Community Bancshares, Inc.	6,109	182,231
Eagle Bancorp Montana, Inc.	1,135	19,601
Eagle Bancorp., Inc.	4,259	86,117
Eagle Financial Services, Inc.	698	26,405
Eastern Bankshares, Inc.	29,818	541,197
ECB Bancorp, Inc.*	1,180	18,727
Enterprise Financial Services Corp.	5,573	323,123
Equity Bancshares, Inc. "A"	2,111	85,918
Esquire Financial Holdings, Inc.	1,102	112,465
Farmers & Merchants Bancorp., Inc.	1,991	49,795
Farmers National Banc Corp.	5,631	81,143
FB Bancorp, Inc.*	2,733	32,851
FB Financial Corp.	6,293	350,772
Fidelity D&D Bancorp, Inc.	736	32,259
Financial Institutions, Inc.	3,027	82,334
Finward Bancorp	522	16,751
Finwise Bancorp*	1,395	27,049
First BanCorp.	30,672	864,904
First Bancorp., Inc.	1,673	43,933
First Bank	3,259	53,089
First Busey Corp.	12,972	300,302
First Business Financial Services, Inc.	1,224	62,742
First Capital, Inc.	502	22,992
First Commonwealth Financial Corp.	15,780	269,049
First Community Bancshares, Inc.	2,380	82,824
First Community Corp.	1,126	31,776
First Financial Bancorp.	14,434	364,458
First Financial Bankshares, Inc.	20,413	686,897
First Financial Corp.	1,712	96,625
First Financial Northwest, Inc.* (b)	1,109	621
First Foundation, Inc.*	9,923	55,271
First Internet Bancorp.	1,160	26,019
First Interstate BancSystem, Inc. "A"	13,585	432,954
First Merchants Corp.	8,843	333,381
First Mid Bancshares, Inc.	3,272	123,943
First National Corp.	1,191	27,012
First Savings Financial Group, Inc.	858	26,967
First United Corp.	928	34,123
First Western Financial, Inc.*	1,244	28,643
Firstsun Capital Bancorp*	1,937	75,136
Five Star Bancorp.	2,399	77,248
Flagstar Financial, Inc.	46,141	532,929
Flushing Financial Corp.	4,814	66,481
Franklin Financial Services Corp.	642	29,532
FS Bancorp, Inc.	1,028	41,038
Fulton Financial Corp.	27,727	516,554
FVCBankcorp, Inc.	2,284	29,623

GBank Financial Holdings, Inc.*	1,384	54,350
German American Bancorp., Inc.	5,544	217,713
Glacier Bancorp., Inc.	18,138	882,776
Great Southern Bancorp., Inc.	1,262	77,298
Greene County Bancorp., Inc.	1,119	25,289
Guaranty Bancshares, Inc.	1,373	66,934
Hancock Whitney Corp.	13,093	819,753
Hanmi Financial Corp.	4,541	112,117
Hanover Bancorp, Inc.	729	16,366
HarborOne Bancorp, Inc.	5,760	78,336
Hawthorn Bancshares, Inc.	892	27,688
HBT Financial, Inc.	1,711	43,117
Heritage Commerce Corp.	9,186	91,217
Heritage Financial Corp.	5,243	126,828
Hilltop Holdings, Inc.	6,773	226,354
Hingham Institution For Savings	253	66,736
Home Bancorp., Inc.	1,029	55,900
Home BancShares, Inc.	28,607	809,578
HomeTrust Bancshares, Inc.	2,453	100,426
Hope Bancorp., Inc.	18,675	201,130
Horizon Bancorp, Inc.	6,514	104,289
Independent Bank Corp.	10,387	604,113
International Bancshares Corp.	8,272	568,700
Investar Holding Corp.	1,387	32,192
John Marshall Bancorp, Inc.	1,953	38,708
Kearny Financial Corp.	8,884	58,368
Lakeland Financial Corp.	3,810	244,602
Landmark Bancorp, Inc.	700	18,683
LCNB Corp.	2,080	31,179
LINKBANCORP, Inc.	3,100	22,103
Live Oak Bancshares, Inc.	5,336	187,934
MainStreet Bancshares, Inc.	1,071	22,309
Mechanics Bancorp "A"*	2,707	36,030
Mercantile Bank Corp.	2,378	107,010
Meridian Corp.	1,406	22,201
Metrocity Bankshares, Inc.	2,983	82,599
Metropolitan Bank Holding Corp.	1,383	103,476
Mid Penn Bancorp, Inc.	2,935	84,058
Middlefield Banc Corp.	1,080	32,411
Midland States Bancorp., Inc.	3,192	54,711
MidWestOne Financial Group, Inc.	2,446	69,197
MVB Financial Corp.	1,790	44,857
National Bank Holdings Corp. "A"	5,724	221,175
National Bankshares, Inc.	895	26,349
NB Bancorp, Inc.	5,376	94,886
NBT Bancorp., Inc.	7,770	324,475
Nicolet Bankshares, Inc.	2,047	275,322
Northeast Bank	1,189	119,090
Northeast Community Bancorp, Inc.	1,936	39,824
Northfield Bancorp., Inc.	5,511	65,030
Northpointe Bancshares, Inc. (a)	1,613	27,550
Northrim BanCorp., Inc.	3,320	71,911
Northwest Bancshares, Inc.	22,035	273,014
Norwood Financial Corp.	1,325	33,682
Oak Valley Bancorp.	1,057	29,776
OceanFirst Financial Corp.	8,706	152,964
OFG Bancorp.	6,753	293,688
Ohio Valley Banc Corp.	583	21,559

Old National Bancorp.	53,240	1,168,618
Old Second Bancorp., Inc.	7,597	131,314
OP Bancorp.	1,823	25,376
Orange County Bancorp, Inc.	1,750	44,118
Origin Bancorp, Inc.	4,562	157,480
Orrstown Financial Services, Inc.	2,792	94,872
Park National Corp.	2,251	365,855
Parke Bancorp., Inc.	1,456	31,377
Pathward Financial, Inc.	3,630	268,656
Patriot National Bancorp, Inc.*	6,794	8,832
PCB Bancorp.	1,703	35,763
Peapack-Gladstone Financial Corp.	2,456	67,786
Peoples Bancorp of North Carolina, Inc.	623	19,101
Peoples Bancorp., Inc.	5,321	159,577
Peoples Financial Services Corp.	1,441	70,047
Pioneer Bancorp., Inc.*	1,654	21,601
Plumas Bancorp.	926	39,948
Ponce Financial Group, Inc.*	3,041	44,703
Preferred Bank	1,771	160,081
Primis Financial Corp.	3,380	35,524
Princeton Bancorp, Inc.	844	26,873
Provident Bancorp, Inc.*	2,516	31,525
Provident Financial Services, Inc.	19,508	376,114
QCR Holdings, Inc.	2,527	191,142
RBB Bancorp.	2,605	48,870
Red River Bancshares, Inc.	710	46,022
Renasant Corp.	14,333	528,744
Republic Bancorp., Inc. "A"	1,283	92,697
Rhinebeck Bancorp, Inc.*	672	7,634
Richmond Mutual Bancorp., Inc.	1,391	19,766
Riverview Bancorp., Inc.	3,140	16,862
S&T Bancorp., Inc.	5,806	218,248
SB Financial Group, Inc.	919	17,728
Seacoast Banking Corp. of Florida	12,877	391,847
ServisFirst Bancshares, Inc.	7,837	631,114
Shore Bancshares, Inc.	4,738	77,751
Sierra Bancorp.	1,844	53,310
Simmons First National Corp. "A"	21,465	411,484
SmartFinancial, Inc.	2,240	80,035
Sound Financial Bancorp, Inc.	324	14,923
South Plains Financial, Inc.	1,978	76,450
Southern First Bancshares, Inc.*	1,184	52,238
Southern Missouri Bancorp., Inc.	1,482	77,894
Southside Bancshares, Inc.	4,348	122,831
SR Bancorp, Inc.	1,199	18,093
Stellar Bancorp, Inc.	7,111	215,748
Sterling Bancorp., Inc.* (b)	3,460	0
Stock Yards Bancorp., Inc.	3,991	279,330
Texas Capital Bancshares, Inc.*	6,913	584,356
The Bancorp, Inc.*	6,926	518,688
Third Coast Bancshares, Inc.*	1,985	75,370
Timberland Bancorp., Inc.	1,157	38,505
Tompkins Financial Corp.	2,066	136,790
TowneBank	11,134	384,902
TriCo Bancshares	4,572	203,043
Triumph Financial, Inc.*	3,430	171,637
TrustCo Bank Corp. NY	2,793	101,386
Trustmark Corp.	8,629	341,708

UMB Financial Corp.	11,050	1,307,767
Union Bankshares, Inc.	561	13,890
United Bankshares, Inc.	21,491	799,680
United Community Banks, Inc.	18,563	581,950
United Security Bancshares	2,092	19,518
Unity Bancorp., Inc.	1,114	54,441
Univest Financial Corp.	4,348	130,527
USCB Financial Holdings, Inc.	1,626	28,374
Valley National Bancorp.	73,694	781,156
Veritex Holdings, Inc.	8,037	269,481
Virginia National Bankshares Corp.	728	28,254
WaFd, Inc.	11,953	362,056
Washington Trust Bancorp., Inc.	2,882	83,290
WesBanco, Inc.	14,383	459,249
West BanCorp, Inc.	2,232	45,354
Westamerica BanCorp.	3,731	186,513
Western New England Bancorp, Inc.	2,823	33,904
WSFS Financial Corp.	8,505	458,675
		42,972,201
Capital Markets 1.7%
Acadian Asset Management, Inc.	4,070	196,011
AlTi Global, Inc.*	6,575	23,407
Artisan Partners Asset Management, Inc. "A"	9,518	413,081
Bakkt Holdings, Inc.*	1,668	56,128
BGC Group, Inc. "A"	54,955	519,874
Cohen & Steers, Inc.	4,212	276,349
Diamond Hill Investment Group, Inc.	380	53,204
DigitalBridge Group, Inc.	26,013	304,352
Donnelley Financial Solutions, Inc.*	4,021	206,800
Forge Global Holdings, Inc.* (a)	1,555	26,279
GCM Grosvenor, Inc. "A" (a)	7,377	89,040
Marex Group PLC	8,174	274,810
MarketWise, Inc.	356	5,885
Moelis & Co. "A"	11,292	805,345
Open Lending Corp.*	15,988	33,735
P10, Inc. "A"	8,825	96,016
Patria Investments Ltd. "A"	9,826	143,460
Perella Weinberg Partners	9,486	202,242
Piper Sandler Companies	2,658	922,299
PJT Partners, Inc. "A" (a)	3,492	620,633
Siebert Financial Corp.*	2,202	6,430
Silvercrest Asset Management Group, Inc. "A"	1,221	19,231
StepStone Group, Inc. "A"	10,597	692,090
StoneX Group, Inc.*	6,983	704,724
Value Line, Inc.	119	4,651
Victory Capital Holdings, Inc. "A" (a)	6,722	435,317
Virtus Investment Partners, Inc.	995	189,080
Westwood Holdings Group, Inc.	1,138	18,766
WisdomTree, Inc.	18,241	253,550
		7,592,789
Consumer Finance 1.0%
Atlanticus Holdings Corp.*	807	47,274
Bread Financial Holdings, Inc.	7,091	395,465
Consumer Portfolio Services, Inc.*	1,314	9,921
Dave, Inc.*	1,407	280,486
Encore Capital Group, Inc.*	3,455	144,212
Enova International, Inc.*	3,664	421,690
FirstCash Holdings, Inc.	6,021	953,847

Green Dot Corp. "A"*	8,194	110,045
Jefferson Capital, Inc.	1,745	30,119
LendingClub Corp.*	17,189	261,101
LendingTree, Inc.*	1,714	110,947
Medallion Financial Corp.	2,502	25,270
Navient Corp.	10,488	137,917
Nelnet, Inc. "A"	1,957	245,369
NerdWallet, Inc. "A"*	6,344	68,261
Oportun Financial Corp.*	5,919	36,520
OppFi, Inc. (a)	3,732	42,284
PRA Group, Inc.*	6,005	92,717
PROG Holdings, Inc.	5,971	193,222
Regional Management Corp.	1,389	54,115
Upstart Holdings, Inc.* (a)	12,789	649,681
Vroom, Inc.*	177	4,784
World Acceptance Corp.*	394	66,641
		4,381,888
Financial Services 2.4%
Acacia Research Corp.*	5,032	16,354
Alerus Financial Corp.	3,552	78,641
AvidXchange Holdings, Inc.*	26,087	259,566
Banco Latinoamericano de Comercio Exterior SA	4,333	199,188
Better Home & Finance Holding Co.*	750	42,105
Burford Capital Ltd.	30,557	365,462
Cannae Holdings, Inc.	8,812	161,348
Cantaloupe, Inc.*	8,955	94,654
Cass Information Systems, Inc.	1,839	72,328
Compass Diversified Holdings	10,138	67,114
Enact Holdings, Inc.	4,440	170,230
Essent Group Ltd.	14,822	942,086
EVERTEC, Inc.	9,772	330,098
Federal Agricultural Mortgage Corp. "C"	1,417	238,028
Finance of America Companies, Inc. "A"*	690	15,477
Flywire Corp.*	17,801	241,026
HA Sustainable Infrastructure Capital, Inc.	18,210	559,047
International Money Express, Inc.*	4,159	58,101
Jackson Financial, Inc. "A"	10,892	1,102,597
loanDepot, Inc. "A"* (a)	12,496	38,363
Marqeta, Inc. "A"*	58,391	308,304
Merchants Bancorp.	3,977	126,469
NCR Atleos Corp.*	11,127	437,402
NewtekOne, Inc.	3,778	43,258
NMI Holdings, Inc.*	11,870	455,096
Onity Group, Inc.*	1,032	41,239
Pagseguro Digital Ltd. "A"	27,193	271,930
Payoneer Global, Inc.*	42,246	255,588
Paysafe Ltd.*	4,812	62,171
Paysign, Inc.*	5,141	32,337
PennyMac Financial Services, Inc.	4,444	550,523
Priority Technology Holdings, Inc.*	3,835	26,346
Radian Group, Inc.	20,607	746,386
Remitly Global, Inc.*	25,358	413,335
Repay Holdings Corp.*	11,779	61,604
Security National Financial Corp. "A"*	2,387	20,695
Sezzle, Inc.*	2,416	192,144
StoneCo., Ltd. "A"*	38,157	721,549
SWK Holdings Corp.	529	7,697
Triller Group, Inc.*	15,616	12,963

Velocity Financial, Inc.*	1,427	25,886
Walker & Dunlop, Inc.	5,007	418,685
Waterstone Financial, Inc.	2,274	35,474
		10,318,894
Insurance 1.9%
Abacus Global Management, Inc.*	6,100	34,953
Ambac Financial Group, Inc.*	6,538	54,527
American Coastal Insurance Corp. "C"	3,816	43,464
American Integrity Insurance Group, Inc.*	1,205	26,884
AMERISAFE, Inc.	2,874	125,996
Aspen Insurance Holdings Ltd. "A"*	2,356	86,489
Ategrity Specialty Holdings LLC*	962	19,019
Baldwin Insurance Group, Inc.*	10,673	301,085
Bowhead Specialty Holdings, Inc.*	2,380	64,355
Citizens, Inc.* (a)	6,958	36,529
CNO Financial Group, Inc.	14,632	578,696
Crawford & Co. "A"	2,341	25,049
Donegal Group, Inc. "A"	2,525	48,960
eHealth, Inc.*	4,416	19,033
Employers Holdings, Inc.	3,649	155,009
F&G Annuities & Life, Inc.	3,267	102,159
Fidelis Insurance Holdings Ltd.	8,832	160,301
Genworth Financial, Inc.*	62,606	557,193
GoHealth, Inc. "A"*	701	3,379
Goosehead Insurance, Inc. "A"	3,656	272,079
Greenlight Capital Re Ltd. "A"*	3,997	50,762
Hamilton Insurance Group Ltd. "B"*	6,920	171,616
HCI Group, Inc.	1,568	300,946
Heritage Insurance Holdings, Inc.*	3,494	87,979
Hippo Holdings, Inc.*	2,740	99,078
Horace Mann Educators Corp.	6,189	279,557
Investors Title Co.	219	58,655
James River Group Holdings Ltd.	5,779	32,073
Kestrel Group Ltd.*	403	11,006
Kingstone Companies, Inc.	1,708	25,108
Kingsway Financial Services, Inc.* (a)	3,193	46,682
Lemonade, Inc.* (a)	8,450	452,328
MBIA, Inc.*	7,039	52,441
Mercury General Corp.	4,082	346,072
NI Holdings, Inc.*	944	12,801
Oscar Health, Inc. "A"*	29,485	558,151
Palomar Holdings, Inc.*	4,005	467,584
ProAssurance Corp.*	7,702	184,771
Root, Inc. "A"*	1,745	156,195
Safety Insurance Group, Inc.	2,258	159,618
Selective Insurance Group, Inc.	9,245	749,492
Selectquote, Inc.*	21,145	41,444
SiriusPoint Ltd.*	15,563	281,535
Skyward Specialty Insurance Group, Inc.*	5,422	257,870
Slide Insurance Holdings, Inc.* (a)	4,024	63,519
Stewart Information Services Corp.	4,222	309,557
Tiptree, Inc.	3,622	69,434
Trupanion, Inc.*	5,618	243,147
United Fire Group, Inc.	3,158	96,066
Universal Insurance Holdings, Inc.	3,913	102,912
		8,483,558
Mortgage Real Estate Investment Trusts (REITs) 0.8%
ACRES Commercial Realty Corp. *	980	20,737

Adamas Trust, Inc.	13,061	91,035
Advanced Flower Capital, Inc. (a)	2,753	10,544
AG Mortgage Investment Trust, Inc.	4,203	30,430
Angel Oak Mortgage REIT, Inc.	1,894	17,747
Apollo Commercial Real Estate Finance, Inc.	21,156	214,310
Arbor Realty Trust, Inc. (a)	28,989	353,956
Ares Commercial Real Estate Corp. (a)	8,243	37,176
ARMOUR Residential REIT, Inc. (a)	16,842	251,619
Blackstone Mortgage Trust, Inc. "A"	24,733	455,334
BrightSpire Capital, Inc.	19,493	105,847
Chicago Atlantic Real Estate Finance, Inc.	2,723	34,827
Chimera Investment Corp.	12,199	161,271
Claros Mortgage Trust, Inc.	13,672	45,391
Dynex Capital, Inc.	19,816	243,539
Ellington Financial, Inc. (a)	13,973	181,370
Franklin BSP Realty Trust, Inc.	12,457	135,283
Invesco Mortgage Capital, Inc. (a)	10,076	76,175
KKR Real Estate Finance Trust, Inc.	8,599	77,391
Ladder Capital Corp.	17,303	188,776
Lument Finance Trust, Inc. (a)	7,165	14,473
MFA Financial, Inc.	15,534	142,757
Nexpoint Real Estate Finance, Inc.	1,251	17,739
Orchid Island Capital, Inc. (a)	19,416	136,106
PennyMac Mortgage Investment Trust	13,218	162,053
Ready Capital Corp. (a)	25,530	98,801
Redwood Trust, Inc.	20,422	118,243
Rithm Property Trust, Inc.	6,261	15,778
Seven Hills Realty Trust	2,259	23,290
Sunrise Realty Trust, Inc. (a)	1,527	15,865
TPG RE Finance Trust, Inc.	10,186	87,192
Two Harbors Investment Corp.	15,787	155,818
		3,720,873
Health Care 15.7%
Biotechnology 7.3%
4D Molecular Therapeutics, Inc.*	6,062	52,679
89bio, Inc.*	19,105	280,843
Abeona Therapeutics, Inc.*	6,680	35,270
Absci Corp.* (a)	19,887	60,456
ACADIA Pharmaceuticals, Inc.*	18,892	403,155
Actuate Therapeutics, Inc.*	905	6,054
ADC Therapeutics SA*	11,327	45,308
ADMA Biologics, Inc.*	35,196	515,973
Agios Pharmaceuticals, Inc.*	8,572	344,080
Akebia Therapeutics, Inc.*	38,289	104,529
Akero Therapeutics, Inc.*	10,611	503,810
Aldeyra Therapeutics, Inc.*	8,488	44,307
Alector, Inc.*	10,436	30,891
Alkermes PLC*	24,630	738,900
Allogene Therapeutics, Inc.*	23,977	29,731
Altimmune, Inc.*	12,669	47,762
Amicus Therapeutics, Inc.*	42,231	332,780
AnaptysBio, Inc.* (a)	2,983	91,339
Anavex Life Sciences Corp.* (a)	12,804	113,956
Anika Therapeutics, Inc.*	2,025	19,035
Annexon, Inc.*	15,203	46,369
Apogee Therapeutics, Inc.*	4,969	197,418
Arbutus Biopharma Corp.*	22,659	102,872

Arcellx, Inc.*	5,196	426,592
Arcturus Therapeutics Holdings, Inc.*	3,797	69,979
Arcus Biosciences, Inc.*	10,536	143,290
Arcutis Biotherapeutics, Inc.*	16,183	305,050
Ardelyx, Inc.*	35,709	196,757
ArriVent Biopharma, Inc.*	3,736	68,929
Arrowhead Pharmaceuticals, Inc.*	18,313	631,615
ARS Pharmaceuticals, Inc.* (a)	8,942	89,867
Astria Therapeutics, Inc.*	5,548	40,389
aTyr Pharma, Inc.* (a)	13,311	9,603
Aura Biosciences, Inc.*	6,587	40,708
Aurinia Pharmaceuticals, Inc.*	17,673	195,287
Avidity Biosciences, Inc.*	15,481	674,507
Avita Medical, Inc.* (a)	1,811	9,254
Beam Therapeutics, Inc.*	14,506	352,061
Benitec Biopharma, Inc.*	2,214	31,062
Bicara Therapeutics, Inc.*	5,239	82,724
BioCryst Pharmaceuticals, Inc.*	31,710	240,679
Biohaven Ltd.*	13,849	207,873
Bridgebio Pharma, Inc.*	23,739	1,233,004
Bright Minds Biosciences, Inc.*	704	42,705
Candel Therapeutics, Inc.* (a)	6,018	30,692
Capricor Therapeutics, Inc.* (a)	5,722	41,256
Cardiff Oncology, Inc.* (a)	8,596	17,708
CareDx, Inc.*	8,351	121,424
Cartesian Therapeutics, Inc.* (a)	1,600	16,352
Catalyst Pharmaceuticals, Inc.*	17,561	345,952
Celcuity, Inc.* (a)	4,478	221,213
Celldex Therapeutics, Inc.*	9,880	255,596
CG oncology, Inc.*	8,473	341,292
Cidara Therapeutics, Inc.*	2,346	224,653
Cogent Biosciences, Inc.*	19,722	283,208
Coherus Oncology, Inc.* (a)	15,322	25,128
Compass Therapeutics, Inc.* (a)	15,051	52,679
Corvus Pharmaceuticals, Inc.* (a)	8,966	66,079
CRISPR Therapeutics AG* (a)	12,567	814,467
Cullinan Therapeutics, Inc.*	7,556	44,807
Cytokinetics, Inc.*	17,737	974,826
Day One Biopharmaceuticals, Inc.*	10,988	77,465
Denali Therapeutics, Inc.*	20,044	291,039
Design Therapeutics, Inc.* (a)	3,596	27,078
DiaMedica Therapeutics, Inc.* (a)	4,802	32,990
Dianthus Therapeutics, Inc.*	2,491	98,021
Disc Medicine, Inc.*	3,507	231,743
Dynavax Technologies Corp.*	15,616	155,067
Dyne Therapeutics, Inc.*	16,572	209,636
Editas Medicine, Inc.*	13,132	45,568
Eledon Pharmaceuticals, Inc.* (a)	8,957	23,199
Emergent BioSolutions, Inc.*	8,268	72,924
Enanta Pharmaceuticals, Inc.*	3,096	37,059
Entrada Therapeutics, Inc.*	4,489	26,036
Erasca, Inc.*	26,205	57,127
Fate Therapeutics, Inc.*	15,858	19,981
Fennec Pharmaceuticals, Inc.* (a)	3,733	34,941
Foghorn Therapeutics, Inc.*	5,062	24,753
Geron Corp.*	82,732	113,343
Gossamer Bio, Inc.*	29,055	76,415
GRAIL, Inc.* (a)	4,750	280,867

Greenwich Lifesciences, Inc.* (a)	959	9,542
Gyre Therapeutics, Inc.*	1,352	10,086
Heron Therapeutics, Inc.* (a)	23,391	29,473
Humacyte, Inc.* (a)	19,128	33,283
Ideaya Biosciences, Inc.*	12,180	331,418
ImmunityBio, Inc.* (a)	35,193	86,575
Immunome, Inc.*	11,693	136,925
Immunovant, Inc.*	10,431	168,148
Inhibikase Therapeutics, Inc.*	9,223	14,941
Inhibrx Biosciences, Inc.*	1,379	46,445
Inmune Bio, Inc.* (a)	3,529	7,305
Intellia Therapeutics, Inc.*	15,063	260,138
Iovance Biotherapeutics, Inc.* (a)	39,182	85,025
Ironwood Pharmaceuticals, Inc.*	24,653	32,295
Jade Biosciences, Inc. (a)	4,954	42,753
Janux Therapeutics, Inc.*	6,028	147,324
KalVista Pharmaceuticals, Inc.*	5,835	71,070
Keros Therapeutics, Inc.*	5,206	82,359
Kodiak Sciences, Inc.*	5,061	82,849
Korro Bio, Inc.*	966	46,262
Krystal Biotech, Inc.*	3,764	664,459
Kura Oncology, Inc.*	12,108	107,156
Kymera Therapeutics, Inc.*	7,654	433,216
Larimar Therapeutics, Inc.*	7,374	23,818
Lexeo Therapeutics, Inc.*	3,644	24,196
Madrigal Pharmaceuticals, Inc.*	2,824	1,295,256
MannKind Corp.*	45,847	246,198
MeiraGTx Holdings PLC*	6,362	52,359
Metsera, Inc.*	8,105	424,135
MiMedx Group, Inc.*	17,987	125,549
Mineralys Therapeutics, Inc.*	5,911	224,145
Mirum Pharmaceuticals, Inc.*	6,129	449,317
Monopar Therapeutics, Inc.*	535	43,693
Monte Rosa Therapeutics, Inc.*	7,051	52,248
Myriad Genetics, Inc.*	13,881	100,360
Neurogene, Inc.* (a)	1,430	24,782
Nkarta, Inc.* (a)	6,322	13,087
Novavax, Inc.* (a)	22,710	196,896
Nurix Therapeutics, Inc.*	11,268	104,116
Nuvalent, Inc. "A"*	6,523	564,109
Nuvectis Pharma, Inc.*	1,973	11,877
Olema Pharmaceuticals, Inc.*	9,108	89,167
Organogenesis Holdings, Inc.*	10,232	43,179
ORIC Pharmaceuticals, Inc.*	8,800	105,600
Oruka Therapeutics, Inc.*	4,152	79,843
Palvella Therapeutics, Inc.*	1,050	65,824
Perspective Therapeutics, Inc.* (a)	9,192	31,529
Praxis Precision Medicines, Inc.*	2,726	144,478
Precigen, Inc.* (a)	22,757	74,871
Prime Medicine, Inc.*	11,387	63,084
Protagonist Therapeutics, Inc.*	8,837	587,042
Protalix BioTherapeutics, Inc.*	10,693	23,738
Protara Therapeutics, Inc.*	4,940	21,489
Prothena Corp. PLC*	6,358	62,054
PTC Therapeutics, Inc.*	11,802	724,289
Puma Biotechnology, Inc.*	6,653	35,327
Recursion Pharmaceuticals, Inc. "A"* (a)	55,652	271,582
REGENXBIO, Inc.*	6,923	66,807

Relay Therapeutics, Inc.*	20,479	106,900
Replimune Group, Inc.* (a)	10,316	43,224
Rezolute, Inc.*	11,726	110,224
Rhythm Pharmaceuticals, Inc.*	7,932	801,053
Rigel Pharmaceuticals, Inc.*	2,674	75,754
Rocket Pharmaceuticals, Inc.*	13,138	42,830
Sana Biotechnology, Inc.*	19,851	70,471
Savara, Inc.*	17,815	63,600
Scholar Rock Holding Corp.*	12,322	458,871
SELLAS Life Sciences Group, Inc.* (a)	14,600	23,506
Sionna Therapeutics, Inc.*	1,881	55,320
Soleno Therapeutics, Inc.*	6,340	428,584
Solid Biosciences, Inc.*	8,909	54,969
Spyre Therapeutics, Inc.* (a)	7,630	127,879
Stoke Therapeutics, Inc.*	6,807	159,964
Syndax Pharmaceuticals, Inc.*	13,038	200,590
Tango Therapeutics, Inc.*	10,865	91,266
Taysha Gene Therapies, Inc.*	32,177	105,219
Tectonic Therapeutic, Inc.* (a)	1,681	26,375
Tevogen Bio Holdings, Inc.*	3,193	2,507
TG Therapeutics, Inc.*	22,054	796,701
Tonix Pharmaceuticals Holding Corp.* (a)	1,339	32,350
Tourmaline Bio, Inc.*	2,657	127,084
Travere Therapeutics, Inc.*	13,381	319,806
TriSalus Life Sciences, Inc.*	3,040	14,136
TuHURA Biosciences, Inc.*	3,913	9,704
Twist Bioscience Corp.*	8,952	251,909
Tyra Biosciences, Inc.* (a)	3,679	51,469
Upstream Bio, Inc.*	4,972	93,523
UroGen Pharma Ltd.*	5,592	111,560
Vanda Pharmaceuticals, Inc.*	8,230	41,068
Vaxcyte, Inc.*	17,380	626,028
Vera Therapeutics, Inc.*	7,878	228,935
Veracyte, Inc.*	11,897	408,424
Verastem, Inc.*	6,872	60,680
Vericel Corp.*	7,619	239,770
Vir Biotechnology, Inc.*	13,452	76,811
Viridian Therapeutics, Inc.*	10,628	229,352
Voyager Therapeutics, Inc.*	7,297	34,077
Xencor, Inc.*	10,775	126,391
Xenon Pharmaceuticals, Inc.*	11,531	462,970
XOMA Royalty Corp.*	1,449	55,844
Zenas Biopharma, Inc.*	2,436	54,079
Zymeworks, Inc.*	7,498	128,066
		32,076,970
Health Care Equipment & Supplies 2.4%
Accuray, Inc.*	15,017	25,078
Alphatec Holdings, Inc.*	17,577	255,570
AngioDynamics, Inc.*	6,008	67,109
Anteris Technologies Global Corp.*	5,129	23,081
Artivion, Inc.*	5,774	244,471
AtriCure, Inc.*	7,330	258,382
Avanos Medical, Inc.*	6,693	77,371
Axogen, Inc.*	6,616	118,029
Beta Bionics, Inc.*	5,815	115,544
Bioventus, Inc. "A"*	7,079	47,359
Butterfly Network, Inc.*	29,432	56,804
CapsoVision, Inc.*	831	4,022

Carlsmed, Inc.*	1,014	13,577
Ceribell, Inc.*	3,815	43,834
Cerus Corp.*	27,766	44,148
ClearPoint Neuro, Inc.*	3,996	87,073
CONMED Corp.	4,723	222,123
CVRx, Inc.*	2,634	21,256
Delcath Systems, Inc.*	4,624	49,708
Electromed, Inc.*	1,066	26,170
Embecta Corp.	8,931	126,016
Enovis Corp.*	8,663	262,835
Glaukos Corp.*	8,485	691,952
Haemonetics Corp.*	7,317	356,631
ICU Medical, Inc.*	3,669	440,133
Inogen, Inc.*	3,680	30,066
Integer Holdings Corp.*	5,230	540,416
Integra LifeSciences Holdings Corp.*	10,285	147,384
iRadimed Corp.	1,250	88,950
iRhythm Technologies, Inc.*	4,842	832,776
Kestra Medical Technologies Ltd.*	2,023	48,066
KORU Medical Systems, Inc.*	6,492	24,864
Lantheus Holdings, Inc.*	10,334	530,031
LeMaitre Vascular, Inc.	3,164	276,882
LENSAR, Inc.*	1,451	17,920
LivaNova PLC*	8,276	433,497
Lucid Diagnostics, Inc.*	10,564	10,670
Merit Medical Systems, Inc.*	8,877	738,833
Myomo, Inc.*	4,994	4,455
Neogen Corp.*	33,138	189,218
Neuronetics, Inc.* (a)	5,578	15,228
NeuroPace, Inc.*	3,698	38,126
Novocure Ltd.*	15,328	198,038
Omnicell, Inc.*	7,045	214,520
OraSure Technologies, Inc.*	11,592	37,210
Orthofix Medical, Inc.*	5,975	87,474
OrthoPediatrics Corp.*	2,617	48,493
Outset Medical, Inc.*	2,481	35,032
PROCEPT BioRobotics Corp.* (a)	7,969	284,414
Pro-Dex, Inc.*	328	11,103
Pulmonx Corp.*	5,883	9,530
Pulse Biosciences, Inc.* (a)	2,705	47,879
QuidelOrtho Corp.*	10,286	302,923
RxSight, Inc.*	5,267	47,350
Sanara Medtech, Inc.*	435	13,803
SANUWAVE Health, Inc.*	1,076	40,328
Semler Scientific, Inc.* (a)	1,820	54,600
Shoulder Innovations, Inc.*	707	8,873
SI-BONE, Inc.* (a)	5,811	85,538
Sight Sciences, Inc.*	6,485	22,308
STAAR Surgical Co.*	7,554	202,976
Stereotaxis, Inc.*	8,864	27,567
Surmodics, Inc.*	2,144	64,084
Tactile Systems Technology, Inc.*	3,458	47,859
Tandem Diabetes Care, Inc.*	10,243	124,350
TransMedics Group, Inc.* (a)	5,047	566,273
Treace Medical Concepts, Inc.*	7,338	49,238
UFP Technologies, Inc.*	1,139	227,344
Utah Medical Products, Inc.	448	28,211

Varex Imaging Corp.*	6,149	76,248
Zimvie, Inc.*	4,249	80,476
		10,689,700
Health Care Providers & Services 3.2%
AdaptHealth Corp.*	15,427	138,072
Addus HomeCare Corp.*	2,756	325,180
agilon health, Inc.*	47,105	48,518
AirSculpt Technologies, Inc.* (a)	2,527	20,267
Alignment Healthcare, Inc.*	22,199	387,373
AMN Healthcare Services, Inc.*	5,745	111,223
Ardent Health, Inc.* (a)	3,528	46,746
Astrana Health, Inc.*	6,249	177,159
Aveanna Healthcare Holdings, Inc.*	7,467	66,232
BrightSpring Health Services, Inc.*	14,251	421,260
Brookdale Senior Living, Inc.*	34,829	295,002
Castle Biosciences, Inc.*	4,352	99,095
Clover Health Investments Corp.* (a)	60,893	186,333
Community Health Systems, Inc.*	19,767	63,452
Concentra Group Holdings Parent, Inc.	17,740	371,298
CorVel Corp.*	4,419	342,119
Cross Country Healthcare, Inc.*	4,735	67,237
Docgo, Inc.*	13,691	18,620
Enhabit, Inc.*	7,576	60,684
Fulgent Genetics, Inc.*	3,179	71,845
GeneDx Holdings Corp.*	2,850	307,059
Guardant Health, Inc.*	18,136	1,133,137
HealthEquity, Inc.*	12,966	1,228,788
Hims & Hers Health, Inc.*	28,949	1,641,987
Innovage Holding Corp.*	2,744	14,159
LifeStance Health Group, Inc.*	20,067	110,369
Nano-X Imaging Ltd.* (a)	9,837	36,397
National HealthCare Corp.	1,926	234,028
National Research Corp.	1,917	24,499
NeoGenomics, Inc.*	19,773	152,648
Nutex Health, Inc.* (a)	529	54,656
Omada Health, Inc.*	1,395	30,843
Oncology Institute, Inc.*	9,143	31,909
OPKO Health, Inc.*	62,199	96,408
Option Care Health, Inc.*	25,025	694,694
Owens & Minor, Inc.*	11,285	54,168
PACS Group, Inc.*	6,755	92,746
Pediatrix Medical Group, Inc.*	12,934	216,644
Performant Healthcare, Inc.* (a)	10,579	81,776
Premier, Inc. "A"	12,515	347,917
Privia Health Group, Inc.*	17,451	434,530
Progyny, Inc.*	11,404	245,414
RadNet, Inc.*	10,369	790,221
SBC Medical Group Holdings, Inc.*	840	3,646
Select Medical Holdings Corp.	16,921	217,266
Sonida Senior Living, Inc.*	843	23,368
Surgery Partners, Inc.*	11,731	253,859
Talkspace, Inc.*	21,745	60,016
The Ensign Group, Inc.	8,536	1,474,765
The Joint Corp.*	2,304	21,980
The Pennant Group, Inc.*	5,183	130,715
U.S. Physical Therapy, Inc.	2,281	193,771
Viemed Healthcare, Inc.*	5,337	36,238
		13,788,336

Health Care Technology 0.4%
Claritev Corp.*	1,127	59,821
Definitive Healthcare Corp.*	5,418	21,997
Evolent Health, Inc. "A"*	17,984	152,145
Health Catalyst, Inc.*	10,509	29,951
HealthStream, Inc.	3,701	104,516
LifeMD, Inc.*	5,697	38,683
OptimizeRx Corp.*	2,391	49,016
Phreesia, Inc.*	8,657	203,613
Schrodinger, Inc.*	8,472	169,948
Simulations Plus, Inc.*	2,569	38,715
Teladoc Health, Inc.*	26,573	205,409
TruBridge, Inc.*	1,543	31,122
Waystar Holding Corp.*	16,621	630,268
		1,735,204
Life Sciences Tools & Services 0.4%
10X Genomics, Inc. "A"*	16,163	188,946
Adaptive Biotechnologies Corp.*	22,654	338,904
Alpha Teknova, Inc.* (a)	1,675	10,368
Atlantic International Corp.* (a)	1,873	5,713
Azenta, Inc.*	6,247	179,414
BioLife Solutions, Inc.*	5,817	148,392
Codexis, Inc.*	12,516	30,539
CryoPort, Inc.*	7,509	71,185
Cytek Biosciences, Inc.*	17,869	62,006
Fortrea Holdings, Inc.*	13,974	117,661
Ginkgo Bioworks Holdings, Inc.* (a)	5,942	86,634
Lifecore Biomedical, Inc.*	4,226	31,103
Maravai LifeSciences Holdings, Inc. "A"*	16,345	46,910
MaxCyte, Inc.*	14,327	22,637
Mesa Laboratories, Inc.	808	54,144
Niagen Bioscience, Inc.*	8,000	74,640
OmniAb, Inc.*	14,184	22,694
Pacific Biosciences of California, Inc.*	42,401	54,273
Personalis, Inc.* (a)	7,671	50,015
Quanterix Corp.*	6,240	33,883
Quantum-Si, Inc.* (a)	23,898	33,696
Standard BioTools, Inc.* (a)	45,958	59,745
		1,723,502
Pharmaceuticals 2.0%
Aardvark Therapeutics, Inc.*	857	11,390
Aclaris Therapeutics, Inc.*	13,826	26,269
Alumis, Inc.*	8,661	34,557
Amneal Pharmaceuticals, Inc.*	22,758	227,808
Amphastar Pharmaceuticals, Inc.*	5,655	150,706
Amylyx Pharmaceuticals, Inc.*	10,617	144,285
ANI Pharmaceuticals, Inc.*	2,767	253,457
Aquestive Therapeutics, Inc.*	13,260	74,123
Arvinas, Inc.*	9,757	83,130
Atea Pharmaceuticals, Inc.*	11,799	34,217
Avadel Pharmaceuticals PLC*	13,562	207,092
Axsome Therapeutics, Inc.*	6,143	746,067
BioAge Labs, Inc.*	3,604	21,192
Biote Corp. "A"*	4,281	12,843
Collegium Pharmaceutical, Inc.*	4,880	170,751
CorMedix, Inc.*	10,684	124,255
Crinetics Pharmaceuticals, Inc.*	13,707	570,897
Edgewise Therapeutics, Inc.*	10,235	166,012

Enliven Therapeutics, Inc.*	6,366	130,312
Esperion Therapeutics, Inc.* (a)	29,757	78,856
Eton Pharmaceuticals, Inc.* (a)	3,939	85,594
Evolus, Inc.*	8,881	54,529
EyePoint Pharmaceuticals, Inc.*	8,907	126,836
Fulcrum Therapeutics, Inc.*	6,513	59,920
Harmony Biosciences Holdings, Inc.*	6,611	182,199
Harrow, Inc.* (a)	4,765	229,578
Indivior PLC*	18,422	444,154
Innoviva, Inc.*	9,637	175,875
Journey Medical Corp.*	1,859	13,236
LENZ Therapeutics, Inc.*	2,452	114,214
Ligand Pharmaceuticals, Inc.*	2,897	513,175
Liquidia Corp.*	9,723	221,101
Maze Therapeutics, Inc.*	2,962	76,805
MBX Biosciences, Inc.*	2,306	40,355
MediWound Ltd.* (a)	1,269	22,867
Mind Medicine MindMed, Inc.*	11,409	134,512
Nuvation Bio, Inc.* (a)	38,195	141,321
Ocular Therapeutix, Inc.*	21,276	248,716
Omeros Corp.* (a)	9,808	40,213
Pacira BioSciences, Inc.*	6,973	179,694
Phathom Pharmaceuticals, Inc.*	6,401	75,340
Phibro Animal Health Corp. "A"	3,073	124,334
Prestige Consumer Healthcare, Inc.*	7,518	469,123
Rapport Therapeutics, Inc.* (a)	2,660	79,002
scPharmaceuticals, Inc.*	5,901	33,459
Septerna, Inc.*	3,361	63,220
SIGA Technologies, Inc.	6,290	57,553
Supernus Pharmaceuticals, Inc.*	8,188	391,305
Tarsus Pharmaceuticals, Inc.*	5,939	352,955
Terns Pharmaceuticals, Inc.*	10,931	82,092
Theravance Biopharma, Inc.*	5,650	82,490
Third Harmonic Bio, Inc.* (b)	4,043	121
Trevi Therapeutics, Inc.*	13,259	121,320
Tvardi Therapeutics, Inc.* (a)	715	27,864
WaVe Life Sciences Ltd.*	17,155	125,575
Xeris Biopharma Holdings, Inc.*	23,366	190,199
Zevra Therapeutics, Inc.*	8,228	78,248
		8,727,313
Industrials 17.4%
Aerospace & Defense 1.9%
AAR Corp.*	5,421	486,101
AeroVironment, Inc.*	4,849	1,526,902
AerSale Corp.*	4,802	39,328
AIRO Group Holdings, Inc.*	1,053	20,218
Archer Aviation, Inc. "A"*	83,531	800,227
Astronics Corp.*	4,638	211,539
Byrna Technologies, Inc.* (a)	2,774	61,472
Cadre Holdings, Inc.	4,361	159,220
Ducommun, Inc.*	2,113	203,123
Eve Holding, Inc.* (a)	7,939	30,248
Intuitive Machines, Inc.* (a)	16,764	176,357
Kratos Defense & Security Solutions, Inc.*	25,332	2,314,585
Mercury Systems, Inc.*	7,906	611,924
Moog, Inc. "A"	4,271	886,959
National Presto Industries, Inc.	800	89,720

Park Aerospace Corp.	2,742	55,772
Redwire Corp.* (a)	7,488	67,317
Satellogic, Inc. "A"*	10,553	34,614
V2X, Inc.*	2,937	170,610
Voyager Technologies, Inc. "A"*	2,073	61,734
VSE Corp.	3,084	512,684
		8,520,654
Air Freight & Logistics 0.1%
Arrive AI, Inc.* (a)	943	3,433
Forward Air Corp.*	3,216	82,458
Hub Group, Inc. "A"	9,082	312,784
Radiant Logistics, Inc.*	4,917	29,010
		427,685
Building Products 1.4%
American Woodmark Corp.*	2,177	145,337
Apogee Enterprises, Inc.	3,209	139,816
AZZ, Inc.	4,503	491,412
CSW Industrials, Inc.	2,475	600,806
Gibraltar Industries, Inc.*	4,529	284,421
Griffon Corp.	5,827	443,726
Insteel Industries, Inc.	2,816	107,966
Janus International Group, Inc.*	20,543	202,760
JELD-WEN Holding, Inc.*	13,041	64,031
Masterbrand, Inc.*	19,264	253,707
Quanex Building Products Corp.	6,983	99,298
Resideo Technologies, Inc.*	20,963	905,182
Tecnoglass, Inc.	3,691	246,965
UFP Industries, Inc.	9,177	857,958
Zurn Elkay Water Solutions Corp.	22,834	1,073,883
		5,917,268
Commercial Services & Supplies 1.5%
ABM Industries, Inc.	9,409	433,943
ACCO Brands Corp.	13,386	53,410
Acme United Corp.	517	21,290
ACV Auctions, Inc. "A"*	25,441	252,120
BrightView Holdings, Inc.*	10,897	146,020
Casella Waste Systems, Inc. "A"*	9,558	906,863
CECO Environmental Corp.*	4,443	227,482
Cimpress PLC*	2,301	145,055
CompX International, Inc.	256	5,990
CoreCivic, Inc.*	16,440	334,554
Deluxe Corp.	6,706	129,828
Ennis, Inc.	3,733	68,239
Enviri Corp.*	11,633	147,623
Healthcare Services Group, Inc.*	11,038	185,770
HNI Corp.	6,889	322,750
Interface, Inc.	8,756	253,399
Liquidity Services, Inc.*	3,567	97,843
MillerKnoll, Inc.	10,349	183,591
Mobile Infrastructure Corp.*	2,200	7,744
Montrose Environmental Group, Inc.*	4,862	133,510
NL Industries, Inc.	1,218	7,491
OPENLANE, Inc.*	16,155	464,941
Perma-Fix Environmental Services, Inc.* (a)	2,746	27,735
Pitney Bowes, Inc.	26,193	298,862
Quad Graphics, Inc.	4,363	27,312
Steelcase, Inc. "A"	12,795	220,074

The Brink's Co.	6,399	747,787
The GEO Group, Inc.*	20,553	421,131
UniFirst Corp.	2,293	383,367
Vestis Corp.	17,680	80,090
Virco Mfg. Corp.	1,655	12,826
		6,748,640
Construction & Engineering 2.4%
Ameresco, Inc. "A"*	4,874	163,669
Arcosa, Inc.	7,376	691,205
Argan, Inc.	2,014	543,881
Bowman Consulting Group Ltd.*	2,155	91,286
Centuri Holdings, Inc.*	10,680	226,096
Concrete Pumping Holdings, Inc.	3,212	22,645
Construction Partners, Inc. "A"*	7,130	905,510
Dycom Industries, Inc.*	4,259	1,242,606
Fluor Corp.*	24,924	1,048,553
Granite Construction, Inc.	6,653	729,501
Great Lakes Dredge & Dock Corp.*	10,236	122,730
IES Holdings, Inc.*	1,373	545,973
Limbach Holdings, Inc.*	1,599	155,295
Matrix Service Co.*	4,138	54,125
MYR Group, Inc.*	2,342	487,206
NWPX Infrastructure, Inc.*	1,505	79,660
Orion Group Holdings, Inc.*	5,648	46,991
Primoris Services Corp.	8,222	1,129,127
Southland Holdings, Inc.*	1,694	7,267
Sterling Infrastructure, Inc.*	4,533	1,539,769
Tutor Perini Corp.*	6,764	443,651
		10,276,746
Electrical Equipment 2.3%
Allient, Inc.	2,215	99,121
American Superconductor Corp.*	6,635	394,053
Amprius Technologies, Inc.* (a)	14,235	149,752
Array Technologies, Inc.* (a)	22,943	186,986
Atkore, Inc.	5,111	320,664
Bloom Energy Corp. "A"*	32,616	2,758,335
Complete Solaria, Inc.* (a)	9,191	16,176
EnerSys	5,842	659,912
Enovix Corp.* (a)	24,984	249,091
Eos Energy Enterprises, Inc.* (a)	38,665	440,394
Fluence Energy, Inc.* (a)	11,628	125,582
Hyliion Holdings Corp.* (a)	18,705	36,849
KULR Technology Group, Inc.*	5,715	23,774
LSI Industries, Inc.	4,083	96,400
NANO Nuclear Energy, Inc.* (a)	4,725	182,196
Net Power, Inc.* (a)	5,754	17,320
NEXTracker, Inc. "A"*	22,169	1,640,284
NuScale Power Corp.* (a)	19,253	693,108
Plug Power, Inc.* (a)	165,786	386,281
Powell Industries, Inc.	1,451	442,279
Power Solutions International, Inc.*	1,002	98,416
Preformed Line Products Co.	367	71,987
Shoals Technologies Group, Inc. "A"*	25,555	189,363
SKYX Platforms Corp.*	9,343	10,464
Sunrun, Inc.*	31,832	550,375
T1 Energy, Inc.* (a)	16,204	35,325

Thermon Group Holdings, Inc.*	5,034	134,509
Vicor Corp.*	3,527	175,363
		10,184,359
Ground Transportation 0.3%
ArcBest Corp.	3,469	242,379
Covenant Logistics Group, Inc.	2,441	52,872
FTAI Infrastructure, Inc.	16,403	71,517
Heartland Express, Inc.	6,738	56,464
Hertz Global Holdings, Inc.* (a)	17,726	120,537
Marten Transport Ltd.	8,976	95,684
PAMT Corp.*	816	9,302
Proficient Auto Logistics, Inc.*	3,577	24,646
RXO, Inc.*	24,698	379,855
Universal Logistics Holdings, Inc.	971	22,760
Werner Enterprises, Inc.	8,836	232,564
		1,308,580
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A"	3,538	118,629
Machinery 3.8%
3D Systems Corp.* (a)	19,898	57,704
Aebi Schmidt Holding AG	5,755	71,765
AirJoule Technologies Corp.*	3,896	18,272
Alamo Group, Inc.	1,570	299,713
Albany International Corp. "A"	4,618	246,139
Astec Industries, Inc.	3,452	166,145
Atmus Filtration Technologies, Inc.	12,701	572,688
Blue Bird Corp.*	4,804	276,470
Chart Industries, Inc.*	6,872	1,375,431
Columbus McKinnon Corp.	4,291	61,533
Douglas Dynamics, Inc.	3,433	107,316
Eastern Co.	846	19,847
Energy Recovery, Inc.*	8,077	124,547
Enerpac Tool Group Corp.	8,232	337,512
Enpro, Inc.	3,210	725,460
ESCO Technologies, Inc.	3,951	834,096
Federal Signal Corp.	9,127	1,086,022
Franklin Electric Co., Inc.	6,069	577,769
Gencor Industries, Inc.*	1,639	23,978
Gorman-Rupp Co.	3,158	146,563
Graham Corp.*	1,596	87,620
Greenbrier Companies, Inc.	4,587	211,782
Helios Technologies, Inc.	5,028	262,110
Hillenbrand, Inc.	10,695	289,193
Hillman Solutions Corp.*	30,051	275,868
Hyster-Yale, Inc.	1,804	66,495
JBT Marel Corp.	7,937	1,114,752
Kadant, Inc.	1,789	532,371
Kennametal, Inc.	11,552	241,783
L.B. Foster Co. "A"*	1,547	41,692
Lindsay Corp.	1,649	231,783
Luxfer Holdings PLC	3,954	54,961
Mayville Engineering Co., Inc.*	2,088	28,731
Microvast Holdings, Inc.* (a)	30,474	117,325
Miller Industries, Inc.	1,659	67,057
Mueller Water Products, Inc. "A"	23,698	604,773
Omega Flex, Inc.	547	17,058
Palladyne AI Corp.* (a)	3,485	29,936

Park-Ohio Holdings Corp.	1,516	32,200
Proto Labs, Inc.*	3,604	180,308
REV Group, Inc.	7,371	417,714
Richtech Robotics, Inc. "B"* (a)	10,631	45,607
SPX Technologies, Inc.*	7,327	1,368,537
Standex International Corp.	1,832	388,201
Tennant Co.	2,850	231,021
Terex Corp.	9,794	502,432
The Manitowoc Co., Inc.*	5,330	53,353
Titan International, Inc.*	7,395	55,906
Trinity Industries, Inc.	12,421	348,285
Wabash National Corp.	6,267	61,855
Watts Water Technologies, Inc. "A"	4,175	1,165,994
Worthington Enterprises, Inc.	4,777	265,076
		16,520,749
Marine Transportation 0.2%
Costamare Bulkers Holdings Ltd.*	1,337	19,213
Costamare, Inc.	6,689	79,666
Genco Shipping & Trading Ltd.	5,162	91,884
Himalaya Shipping Ltd.*	4,674	38,467
Matson, Inc.	4,944	487,429
Pangaea Logistics Solutions Ltd.	4,518	22,951
Safe Bulkers, Inc.	8,475	37,629
		777,239
Passenger Airlines 0.5%
Allegiant Travel Co.*	2,216	134,666
flyExclusive, Inc.* (a)	717	3,542
Frontier Group Holdings, Inc.* (a)	12,974	57,280
JetBlue Airways Corp.*	50,019	246,094
Joby Aviation, Inc.* (a)	70,095	1,131,333
SkyWest, Inc.*	6,134	617,203
Strata Critical Medical, Inc.*	9,833	49,755
Sun Country Airlines Holdings, Inc.*	7,856	92,780
		2,332,653
Professional Services 1.9%
Acuren Corp.*	25,826	343,744
Alight, Inc. "A"	65,215	212,601
Asure Software, Inc.*	3,770	30,914
Barrett Business Services, Inc.	3,801	168,460
BlackSky Technology, Inc.* (a)	4,714	94,987
CBIZ, Inc.*	7,505	397,465
Conduent, Inc.*	22,288	62,406
CRA International, Inc.	999	208,321
CSG Systems International, Inc.	4,221	271,748
Exponent, Inc.	7,726	536,802
First Advantage Corp.*	12,130	186,681
Forrester Research, Inc.*	1,783	18,900
Franklin Covey Co.*	1,587	30,804
Heidrick & Struggles International, Inc.	3,093	153,939
HireQuest, Inc.	827	7,956
Huron Consulting Group, Inc.*	2,591	380,281
IBEX Holdings Ltd.*	1,637	66,331
ICF International, Inc.	2,778	257,798
Innodata, Inc.* (a)	4,645	357,990
Insperity, Inc.	5,469	269,075
Kelly Services, Inc. "A"	4,590	60,221
Kforce, Inc.	2,722	81,605

Korn Ferry	7,860	550,043
Legalzoom.com, Inc.*	18,007	186,913
Maximus, Inc.	8,603	786,056
Mistras Group, Inc.*	2,547	25,062
Planet Labs PBC*	35,456	460,219
RCM Technologies, Inc.*	755	20,045
Resolute Holdings Management, Inc.*	639	46,104
Resources Connection, Inc.	5,152	26,018
Skillsoft Corp.*	693	9,023
Spire Global, Inc.* (a)	4,203	46,191
TriNet Group, Inc.	4,542	303,814
TrueBlue, Inc.*	4,343	26,623
TTEC Holdings, Inc.*	3,010	10,114
Upwork, Inc.* (a)	18,687	347,018
Verra Mobility Corp.*	24,256	599,123
Willdan Group, Inc.*	2,099	202,952
WNS Holdings Ltd.*	5,705	435,120
		8,279,467
Trading Companies & Distributors 1.1%
Alta Equipment Group, Inc.	3,111	22,524
BlueLinx Holdings, Inc.*	1,158	84,627
Boise Cascade Co.	5,730	443,044
Custom Truck One Source, Inc.*	9,188	58,987
Distribution Solutions Group, Inc.*	1,508	45,361
DNOW, Inc.*	15,801	240,965
DXP Enterprises, Inc.*	1,970	234,568
EVI Industries, Inc.	759	23,992
GATX Corp.	5,455	953,534
Global Industrial Co.	2,194	80,454
Herc Holdings, Inc. (a)	4,963	578,984
Hudson Technologies, Inc.*	5,972	59,302
Karat Packaging, Inc.	1,282	32,319
McGrath RentCorp.	3,728	437,294
MRC Global, Inc.*	12,787	184,388
NPK International, Inc.*	11,913	134,736
Rush Enterprises, Inc. "A"	9,286	496,522
Rush Enterprises, Inc. "B"	1,315	75,507
Titan Machinery, Inc.*	3,100	51,894
Transcat, Inc.*	1,404	102,773
Willis Lease Finance Corp.	431	59,086
Xometry, Inc. "A"*	6,600	359,502
		4,760,363
Transportation Infrastructure 0.0%
Sky Harbour Group Corp.* (a)	3,256	32,137
Information Technology 15.2%
Communications Equipment 0.8%
ADTRAN Holdings, Inc.*	11,363	106,585
Applied Optoelectronics, Inc.* (a)	8,235	213,533
Aviat Networks, Inc.*	1,788	40,999
BK Technologies Corp.*	457	38,607
Calix, Inc.*	8,959	549,814
Clearfield, Inc.*	1,744	59,959
CommScope Holding Co., Inc.*	32,406	501,645
Digi International, Inc.*	5,507	200,785
Extreme Networks, Inc.*	20,046	413,950
Harmonic, Inc.*	17,027	173,335

Inseego Corp.* (a)	1,900	28,443
NETGEAR, Inc.*	4,196	135,908
NetScout Systems, Inc.*	10,599	273,772
Ribbon Communications, Inc.*	14,187	53,911
Viasat, Inc.*	17,903	524,558
Viavi Solutions, Inc.*	33,636	426,841
		3,742,645
Electronic Equipment, Instruments & Components 3.3%
908 Devices, Inc.*	4,125	36,135
Advanced Energy Industries, Inc.	5,727	974,392
Aeva Technologies, Inc.*	4,689	67,990
Arlo Technologies, Inc.*	15,050	255,097
Badger Meter, Inc.	4,508	805,039
Bel Fuse, Inc. "A"	247	28,738
Bel Fuse, Inc. "B"	1,576	222,248
Belden, Inc.	6,018	723,785
Benchmark Electronics, Inc.	5,459	210,444
Climb Global Solutions, Inc.	588	79,286
CTS Corp.	4,455	177,933
Daktronics, Inc.*	5,860	122,591
ePlus, Inc.	4,004	284,324
Evolv Technologies Holdings, Inc.*	17,719	133,778
Fabrinet*	5,489	2,001,399
Frequency Electronics, Inc.* (a)	1,010	34,249
Insight Enterprises, Inc.*	4,394	498,324
Itron, Inc.*	6,903	859,838
Kimball Electronics, Inc.*	3,717	110,990
Knowles Corp.*	12,942	301,678
Methode Electronics, Inc.	5,058	38,188
MicroVision, Inc.* (a)	37,487	46,484
Mirion Technologies, Inc.* (a)	35,696	830,289
M-Tron Industries, Inc.*	380	21,082
Napco Security Technologies, Inc.	5,216	224,027
Neonode, Inc.*	1,607	5,608
nLight, Inc.*	7,268	215,351
Novanta, Inc.*	5,480	548,822
OSI Systems, Inc.*	2,437	607,398
Ouster, Inc.*	7,682	207,798
PAR Technology Corp.*	6,077	240,528
PC Connection, Inc.	1,679	104,081
Plexus Corp.*	4,085	591,059
Powerfleet, Inc. NJ*	19,057	99,859
Red Cat Holdings, Inc.* (a)	12,957	134,105
Richardson Electronics Ltd.	1,900	18,601
Rogers Corp.*	2,809	226,012
Sanmina Corp.*	7,941	914,088
ScanSource, Inc.*	3,180	139,888
TTM Technologies, Inc.*	15,299	881,222
Vishay Intertechnology, Inc.	18,389	281,352
Vishay Precision Group, Inc.*	1,801	57,722
Vuzix Corp.*	9,804	30,687
		14,392,509
IT Services 0.5%
Applied Digital Corp.*	32,545	746,582
ASGN, Inc.*	6,497	307,633
Backblaze, Inc. "A"*	8,293	76,959
BigBear.ai Holdings, Inc.*	43,837	285,817
Commerce.com, Inc.*	10,047	50,135

Crexendo, Inc.*	2,236	14,534
CSP, Inc.	1,064	12,289
DigitalOcean Holdings, Inc.*	10,388	354,854
Fastly, Inc. "A"*	20,996	179,516
Grid Dynamics Holdings, Inc.*	10,128	78,087
Information Services Group, Inc.	5,366	30,855
Rackspace Technology, Inc.*	12,722	17,938
The Hackett Group, Inc.	3,797	72,181
TSS, Inc.* (a)	2,796	50,636
Tucows, Inc. "A"*	1,013	18,796
Unisys Corp.*	10,200	39,780
VTEX "A"* (a)	8,838	38,710
		2,375,302
Semiconductors & Semiconductor Equipment 3.5%
ACM Research, Inc. "A"*	7,652	299,423
Aehr Test Systems*	4,319	130,045
Aeluma, Inc.*	1,485	23,908
Alpha & Omega Semiconductor Ltd.*	3,797	106,164
Ambarella, Inc.*	6,185	510,386
Ambiq Micro, Inc.*	704	21,064
Atomera, Inc.*	4,516	19,961
Axcelis Technologies, Inc.*	4,911	479,510
Blaize Holdings, Inc.* (a)	11,082	38,233
CEVA, Inc.*	3,606	95,234
Cohu, Inc.*	6,979	141,883
Credo Technology Group Holding Ltd.*	22,506	3,277,099
Diodes, Inc.*	6,962	370,448
FormFactor, Inc.*	11,827	430,739
Ichor Holdings Ltd.*	5,180	90,754
Impinj, Inc.*	3,944	712,878
indie Semiconductor, Inc. "A"* (a)	29,712	120,928
Kopin Corp.*	24,178	58,753
Kulicke & Soffa Industries, Inc.	7,826	318,049
MaxLinear, Inc.*	12,425	199,794
Navitas Semiconductor Corp.* (a)	20,513	148,104
NVE Corp.	751	49,018
PDF Solutions, Inc.*	4,913	126,854
Penguin Solutions, Inc.*	7,892	207,402
Photronics, Inc.*	8,815	202,304
Power Integrations, Inc.	8,606	346,047
Rambus, Inc.*	16,394	1,708,255
Rigetti Computing, Inc.*	48,537	1,445,917
Semtech Corp.*	13,245	946,355
Silicon Laboratories, Inc.*	4,900	642,537
SiTime Corp.*	3,234	974,436
SkyWater Technology, Inc.*	3,981	74,285
Synaptics, Inc.*	5,822	397,875
Ultra Clean Holdings, Inc.*	6,767	184,401
Veeco Instruments, Inc.*	8,677	264,041
		15,163,084
Software 6.3%
8x8, Inc.*	19,767	41,906
A10 Networks, Inc.	10,917	198,144
ACI Worldwide, Inc.*	16,029	845,850
Adeia, Inc.	16,565	278,292
Agilysys, Inc.*	3,932	413,843
Airship AI Holdings, Inc.*	3,055	15,794
Alarm.com Holdings, Inc.*	7,243	384,458

Alkami Technology, Inc.* (a)	10,341	256,870
Amplitude, Inc. "A"*	13,601	145,803
Appian Corp. "A"*	5,983	182,900
Arteris, Inc.*	4,472	45,167
Asana, Inc. "A"*	13,148	175,657
Audioeye, Inc.*	1,160	16,078
Avepoint, Inc.*	20,189	303,037
Bit Digital, Inc.* (a)	48,274	144,822
Bitdeer Technologies Group "A"* (a)	13,580	232,082
Blackbaud, Inc.*	5,817	374,091
BlackLine, Inc.*	7,912	420,127
Blend Labs, Inc. "A"*	32,146	117,333
Box, Inc. "A"*	21,354	689,094
Braze, Inc. "A"*	12,112	344,465
C3.ai, Inc. "A"* (a)	18,544	321,553
Cerence, Inc.*	6,129	76,367
Cipher Mining, Inc.*	40,269	506,987
Cleanspark, Inc.* (a)	42,153	611,219
Clear Secure, Inc. "A"	12,713	424,360
Clearwater Analytics Holdings, Inc. "A"*	37,488	675,534
Commvault Systems, Inc.*	6,799	1,283,515
Consensus Cloud Solutions, Inc.*	2,982	87,581
Core Scientific, Inc.*	43,184	774,721
CoreCard Corp.*	859	23,124
CS Disco, Inc.*	3,541	22,875
Daily Journal Corp.* (a)	194	90,237
Digimarc Corp.* (a)	2,398	23,429
Digital Turbine, Inc.*	15,880	101,632
Domo, Inc. "B"*	4,919	77,917
D-Wave Quantum, Inc.* (a)	46,936	1,159,789
eGain Corp.*	2,629	22,899
EverCommerce, Inc.*	2,249	25,031
Expensify, Inc. "A"*	9,159	16,944
Five9, Inc.*	11,594	280,575
Freshworks, Inc. "A"*	30,506	359,056
Hut 8 Corp.*	14,314	498,270
I3 Verticals, Inc. "A"* (a)	3,500	113,610
Intapp, Inc.*	8,589	351,290
InterDigital, Inc. (a)	3,937	1,359,171
Jamf Holding Corp.*	10,945	117,112
Kaltura, Inc.*	14,276	20,557
Life360, Inc.* (a)	2,436	258,947
LiveRamp Holdings, Inc.*	9,794	265,809
MARA Holdings, Inc.* (a)	56,466	1,031,069
Mercurity Fintech Holding, Inc.* (a)	4,927	121,106
Meridianlink, Inc.*	4,840	96,461
Mitek Systems, Inc.*	6,756	66,006
N-able, Inc.*	10,863	84,731
NCR Voyix Corp.*	21,241	266,575
NextNav, Inc.*	13,319	190,462
ON24, Inc.*	5,678	32,478
OneSpan, Inc.	5,476	87,014
Ooma, Inc.*	3,885	46,581
Pagaya Technologies Ltd. "A"*	6,987	207,444
PagerDuty, Inc.*	12,920	213,438
Porch Group, Inc.*	12,179	204,364
Progress Software Corp.*	6,509	285,940
PROS Holdings, Inc.*	6,566	150,427

Q2 Holdings, Inc.*	9,455	684,448
Qualys, Inc.*	5,555	735,093
Rapid7, Inc.*	9,788	183,525
Red Violet, Inc.	1,699	88,773
ReposiTrak, Inc.	1,682	24,927
Rezolve AI PLC* (a)	22,261	110,860
Rimini Street, Inc.*	7,385	34,562
Riot Platforms, Inc.*	52,979	1,008,190
Sapiens International Corp. NV	4,738	203,734
SEMrush Holdings, Inc. "A"*	7,754	54,898
Silvaco Group, Inc.* (a)	1,082	5,854
SoundHound AI, Inc. "A"* (a)	55,635	894,611
SoundThinking, Inc.*	1,538	18,548
Sprinklr, Inc. "A"*	17,212	132,877
Sprout Social, Inc. "A"*	7,916	102,275
SPS Commerce, Inc.*	5,788	602,762
Synchronoss Technologies, Inc.*	1,661	10,099
Telos Corp.*	8,145	55,712
Tenable Holdings, Inc.*	18,459	538,264
Terawulf, Inc.* (a)	43,101	492,213
Varonis Systems, Inc.*	16,771	963,829
Verint Systems, Inc.*	9,138	185,045
Vertex, Inc. "A"*	9,851	244,206
Viant Technology, Inc. "A"*	2,037	17,579
Weave Communications, Inc.*	8,941	59,726
WM Technology, Inc.*	13,563	15,733
Workiva, Inc.*	7,637	657,393
Xperi, Inc.*	6,668	43,209
Yext, Inc.*	15,393	131,148
Zeta Global Holdings Corp. "A"*	28,296	562,242
		27,522,355
Technology Hardware, Storage & Peripherals 0.8%
Composecure, Inc. "A"*	6,738	140,285
Corsair Gaming, Inc.*	7,209	64,304
CPI Card Group, Inc.*	954	14,444
Diebold Nixdorf, Inc.*	3,839	218,938
Eastman Kodak Co.* (a)	9,719	62,299
Immersion Corp.	4,233	31,070
IonQ, Inc.* (a)	42,009	2,583,554
Quantum Computing, Inc.*	20,389	375,362
Turtle Beach Corp.*	2,236	35,552
Xerox Holding Corp. (a)	18,196	68,417
		3,594,225
Materials 4.2%
Chemicals 1.6%
AdvanSix, Inc.	4,007	77,656
American Vanguard Corp.*	4,134	23,729
Arq, Inc.*	4,783	34,246
Asp Isotopes, Inc.*	11,627	111,852
Aspen Aerogels, Inc.*	10,097	70,275
Avient Corp.	13,963	460,081
Balchem Corp.	4,990	748,799
Cabot Corp.	8,238	626,500
Chemours Co.	22,875	362,340
Core Molding Technologies, Inc.*	1,251	25,708
Ecovyst, Inc.*	17,751	155,499

Flotek Industries, Inc.* (a)	2,192	32,003
H.B. Fuller Co.	8,311	492,676
Hawkins, Inc.	2,966	541,948
Ingevity Corp.*	5,542	305,863
Innospec, Inc.	3,806	293,671
Intrepid Potash, Inc.*	1,673	51,160
Koppers Holdings, Inc.	2,884	80,752
Kronos Worldwide, Inc.	3,387	19,441
LSB Industries, Inc.*	8,242	64,947
Mativ Holdings, Inc.	8,145	92,120
Minerals Technologies, Inc.	4,796	297,928
Orion SA	8,292	62,853
Perimeter Solutions, Inc.*	21,137	473,257
PureCycle Technologies, Inc.* (a)	19,661	258,542
Quaker Chemical Corp.	2,120	279,310
Rayonier Advanced Materials, Inc.*	9,974	72,012
Sensient Technologies Corp.	6,423	602,799
Solesence, Inc.*	2,884	9,287
Stepan Co.	3,249	154,977
Trinseo PLC	5,184	12,182
Tronox Holdings PLC	18,028	72,473
Valhi, Inc.	368	5,807
		6,972,693
Construction Materials 0.2%
Knife River Corp.*	8,688	667,847
Smith-Midland Corp.* (a)	419	15,461
Titan America SA* (a)	3,743	55,920
United States Lime & Minerals, Inc.	1,639	215,611
		954,839
Containers & Packaging 0.2%
Ardagh Metal Packaging SA	21,427	85,494
Greif, Inc. "A"	3,854	230,315
Greif, Inc. "B"	698	43,004
Myers Industries, Inc.	5,676	96,151
O-I Glass, Inc.*	23,331	302,603
Ranpak Holdings Corp.* (a)	6,787	38,143
TriMas Corp.	5,013	193,702
		989,412
Metals & Mining 2.1%
Alpha Metallurgical Resources, Inc.*	1,776	291,424
American Battery Technology Co.* (a)	13,619	66,188
Ascent Industries Co.*	1,212	15,611
Caledonia Mining Corp. PLC	2,557	92,589
Century Aluminum Co.*	7,991	234,616
Coeur Mining, Inc.*	97,274	1,824,860
Commercial Metals Co.	17,216	986,132
Compass Minerals International, Inc.*	5,227	100,358
Constellium SE*	21,589	321,244
Contango ORE, Inc.*	1,311	32,683
Critical Metals Corp.* (a)	4,896	30,453
Dakota Gold Corp.*	13,175	59,946
Ferroglobe PLC	18,478	84,075
Friedman Industries, Inc.	1,022	22,377
Hecla Mining Co.	91,128	1,102,649
Idaho Strategic Resources, Inc.* (a)	1,932	65,282
Ivanhoe Electric, Inc.*	13,134	164,832
Kaiser Aluminum Corp.	2,429	187,422

Lifezone Holdings Ltd.* (a)	4,236	23,213
MAC Copper Ltd. "A"*	9,286	113,382
Materion Corp.	3,137	378,981
Metallus, Inc.*	5,620	92,899
NioCorp Developments Ltd.*	10,494	70,100
Novagold Resources, Inc.*	45,994	404,747
Olympic Steel, Inc.	1,463	44,548
Perpetua Resources Corp.*	11,400	230,622
Ramaco Resources, Inc. "A"	4,398	145,970
Ryerson Holding Corp.	4,173	95,395
SSR Mining, Inc.*	30,914	754,920
SunCoke Energy, Inc.	12,996	106,047
Tredegar Corp.*	4,170	33,485
U.S. Antimony Corp.* (a)	14,084	87,321
U.S. Gold Corp.*	1,895	31,230
U.S. Goldmining, Inc.*	321	4,126
Vox Royalty Corp.	7,102	30,539
Warrior Met Coal, Inc.	7,920	504,029
Worthington Steel, Inc.	4,954	150,552
		8,984,847
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,417	50,177
Magnera Corp.* (a)	5,101	59,784
Sylvamo Corp.	5,230	231,270
		341,231
Real Estate 5.7%
Diversified REITs 0.5%
Alexander & Baldwin, Inc.	11,128	202,418
Alpine Income Property Trust, Inc.	1,903	26,966
American Assets Trust, Inc.	7,967	161,889
Armada Hoffler Properties, Inc.	12,367	86,693
Broadstone Net Lease, Inc.	28,808	514,799
CTO Realty Growth, Inc.	4,695	76,529
Essential Properties Realty Trust, Inc.	30,210	899,050
Gladstone Commercial Corp.	6,969	85,858
Global Net Lease, Inc.	30,596	248,745
Modiv Industrial, Inc. (a)	1,431	20,950
NexPoint Diversified Real Estate Trust	5,715	21,088
		2,344,985
Health Care REITs 1.0%
American Healthcare REIT, Inc.	24,189	1,016,180
CareTrust REIT, Inc.	32,378	1,122,869
Community Healthcare Trust, Inc.	4,240	64,872
Diversified Healthcare Trust	33,402	147,303
Global Medical REIT, Inc.	1,861	62,734
LTC Properties, Inc.	6,881	253,634
National Health Investors, Inc.	7,022	558,249
Sabra Health Care REIT, Inc.	36,133	673,519
Sila Realty Trust, Inc.	8,413	211,166
Strawberry Fields REIT, Inc.	1,086	13,358
Universal Health Realty Income Trust	1,991	77,987
		4,201,871
Hotel & Resort REITs 0.6%
Apple Hospitality REIT, Inc.	33,932	407,523
Braemar Hotels & Resorts, Inc.	8,880	24,242

Chatham Lodging Trust	6,909	46,359
DiamondRock Hospitality Co.	31,248	248,734
Pebblebrook Hotel Trust	17,803	202,776
RLJ Lodging Trust	22,410	161,352
Ryman Hospitality Properties, Inc.	9,388	841,071
Service Properties Trust	23,426	63,485
Summit Hotel Properties, Inc.	16,440	90,256
Sunstone Hotel Investors, Inc.	28,870	270,512
Xenia Hotels & Resorts, Inc.	14,994	205,718
		2,562,028
Industrial REITs 0.4%
Industrial Logistics Properties Trust	8,189	47,742
Innovative Industrial Properties, Inc.	4,236	226,965
LXP Industrial Trust	44,209	396,113
One Liberty Properties, Inc.	2,792	61,759
Plymouth Industrial REIT, Inc.	6,233	139,183
Terreno Realty Corp.	15,546	882,235
		1,753,997
Office REITs 0.7%
Brandywine Realty Trust	26,368	109,955
City Office REIT, Inc.	5,875	40,890
COPT Defense Properties	17,305	502,883
Douglas Emmett, Inc.	24,566	382,493
Easterly Government Properties, Inc.	6,250	143,312
Empire State Realty Trust, Inc. "A"	21,169	162,154
Franklin Street Properties Corp.	11,718	18,749
Hudson Pacific Properties, Inc. *	56,398	155,658
JBG SMITH Properties	9,472	210,752
NET Lease Office Properties	2,213	65,638
Paramount Group, Inc. *	28,622	187,188
Peakstone Realty Trust	5,652	74,154
Piedmont Realty Trust, Inc. "A"	18,712	168,408
Postal Realty Trust, Inc. "A"	3,529	55,370
SL Green Realty Corp.	10,912	652,647
		2,930,251
Real Estate Management & Development 0.6%
American Realty Investors, Inc.*	207	3,463
Anywhere Real Estate, Inc.*	16,005	169,493
Compass, Inc. "A"*	70,972	569,905
Cushman & Wakefield PLC*	35,169	559,891
Douglas Elliman, Inc.*	11,207	32,052
eXp World Holdings, Inc. (a)	13,358	142,396
Forestar Group, Inc.*	2,894	76,952
FRP Holdings, Inc.*	1,778	43,312
Kennedy-Wilson Holdings, Inc.	18,478	153,737
Logistic Properties Of The Americas "A"* (a)	479	2,232
Marcus & Millichap, Inc.	3,656	107,304
Maui Land & Pineapple Co., Inc.*	1,024	19,087
Newmark Group, Inc. "A"	23,621	440,532
RE/MAX Holdings, Inc. "A"*	2,855	26,923
Real Brokerage, Inc.*	16,291	68,096
Seaport Entertainment Group, Inc.* (a)	1,145	26,243
Stratus Properties, Inc.*	1,013	21,435
Tejon Ranch Co.*	3,116	49,794
The RMR Group, Inc. "A"	2,378	37,406

The St. Joe Co.	5,773	285,648
Transcontinental Realty Investors, Inc. *	302	13,931
		2,849,832
Residential REITs 0.4%
Apartment Investment and Management Co. "A"	19,956	158,251
BRT Apartments Corp.	1,571	24,602
Centerspace	2,544	149,842
Clipper Realty, Inc.	2,020	7,676
Elme Communities	13,418	226,227
Independence Realty Trust, Inc.	35,660	584,467
NexPoint Residential Trust, Inc.	3,402	109,612
UMH Properties, Inc.	12,127	180,086
Veris Residential, Inc.	11,948	181,610
		1,622,373
Retail REITs 1.1%
Acadia Realty Trust	20,011	403,222
Alexander's, Inc.	332	77,851
Cbl & Associates Properties, Inc.	2,808	85,869
Curbline Properties Corp.	14,742	328,747
FrontView REIT, Inc.	2,928	40,143
Getty Realty Corp.	8,042	215,767
Inventrust Properties Corp.	11,810	338,002
Kite Realty Group Trust	33,511	747,295
NETSTREIT Corp. (a)	14,384	259,775
Phillips Edison & Co., Inc.	19,187	658,690
Saul Centers, Inc.	1,875	59,756
SITE Centers Corp.	7,698	69,359
Tanger, Inc.	16,981	574,637
The Macerich Co.	38,563	701,846
Urban Edge Properties	19,288	394,825
Whitestone REIT	6,907	84,818
		5,040,602
Specialized REITs 0.4%
Farmland Partners, Inc.	6,346	69,045
Four Corners Property Trust, Inc.	15,108	368,635
Gladstone Land Corp. (a)	5,345	48,960
Outfront Media, Inc.	21,136	387,212
PotlatchDeltic Corp.	11,903	485,047
Safehold, Inc.	8,600	133,214
Smartstop Self Storage REIT, Inc. (a)	4,728	177,962
		1,670,075
Utilities 3.2%
Electric Utilities 1.2%
ALLETE, Inc.	8,880	589,632
Genie Energy Ltd. "B"	3,256	48,677
Hawaiian Electric Industries, Inc.*	26,474	292,273
MGE Energy, Inc.	5,606	471,913
Oklo, Inc.* (a)	16,515	1,843,570
Otter Tail Corp. (a)	5,857	480,098
Portland General Electric Co.	16,777	738,188
TXNM Energy, Inc.	14,805	837,223
		5,301,574
Gas Utilities 1.0%
Brookfield Infrastructure Corp. "A"	18,294	752,249
Chesapeake Utilities Corp.	3,473	467,778

New Jersey Resources Corp.	15,369	740,017
Northwest Natural Holding Co.	6,135	275,646
ONE Gas, Inc.	9,109	737,283
RGC Resources, Inc.	1,291	28,970
Southwest Gas Holdings, Inc.	9,842	771,022
Spire, Inc.	8,851	721,534
		4,494,499
Independent Power & Renewable Electricity Producers 0.2%
Hallador Energy Co.*	4,762	93,193
Montauk Renewables, Inc.*	10,307	20,717
Ormat Technologies, Inc.	9,277	892,911
		1,006,821
Multi-Utilities 0.4%
Avista Corp.	12,226	462,265
Black Hills Corp.	11,052	680,693
Northwestern Energy Group, Inc.	9,376	549,527
Unitil Corp.	2,470	118,214
		1,810,699
Water Utilities 0.4%
American States Water Co.	5,864	429,948
Cadiz, Inc.*	8,362	39,469
California Water Service Group	9,073	416,360
Consolidated Water Co., Ltd.	2,258	79,662
Global Water Resources, Inc.	1,753	18,056
H2O America	4,813	234,393
Middlesex Water Co.	2,727	147,585
Pure Cycle Corp.*	2,961	32,778
York Water Co.	2,190	66,620
		1,464,871
Total Common Stocks (Cost $345,043,671)		430,428,225

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	862	0
Total Other Investments (Cost $0)		0

Rights 0.0%
Health Care
Aduro Biotech, Inc.* (b)	2,328	0
Cartesian Therapeutics, Inc.* (b)	17,902	3,222
Chinook Therapeutics, Inc.* (b)	8,604	3,356
GTX, Inc.* (a) (b)	123	252
Inhibrx, Inc.* (b)	5,183	3,356
Tobira Therapeutics, Inc.* (b)	1,687	101
Total Rights (Cost $6,541)		10,287

Warrants 0.0%
Health Care
Pulse Biosciences, Inc., Expiration Date 6/27/2029* (b) (Cost $0)	278	0

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.2%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.056% (d), 11/28/2025 (e) (Cost $791,754)	797,000	791,864

	Shares	Value ($)

Securities Lending Collateral 5.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (f) (g) (Cost $26,013,683)	26,013,683	26,013,683

Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 4.18% (f) (Cost $8,173,704)	8,173,704	8,173,704

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $380,029,353)	106.0	465,417,763
Other Assets and Liabilities, Net	(6.0)	(26,416,142)
Net Assets	100.0	439,001,621
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 5.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (f) (g)
13,956,783	12,056,900 (h)	—	—	—	225,367	—	26,013,683	26,013,683
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 4.18% (f)
2,894,238	52,950,707	47,671,241	—	—	186,669	—	8,173,704	8,173,704
16,851,021	65,007,607	47,671,241	—	—	412,036	—	34,187,387	34,187,387

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $29,640,525, which is 6.8% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At September 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,837,407.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
At September 30, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E-Mini 2000 Index	USD	12/19/2025	74	8,979,561	9,085,350	105,789
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,963,945	$—	$—	$11,963,945
Consumer Discretionary	42,587,400	—	—	42,587,400
Consumer Staples	8,568,179	—	—	8,568,179
Energy	20,804,684	—	—	20,804,684
Financials	77,469,582	—	621	77,470,203
Health Care	68,740,904	—	121	68,741,025
Industrials	76,205,169	—	—	76,205,169
Information Technology	66,790,120	—	—	66,790,120
Materials	18,243,022	—	—	18,243,022
Real Estate	24,976,014	—	—	24,976,014
Utilities	14,078,464	—	—	14,078,464
Other Investments	—	—	0	0
Rights	—	—	10,287	10,287
Warrants	—	—	0	0
Government & Agency Obligations	—	791,864	—	791,864
Short-Term Investments (a)	34,187,387	—	—	34,187,387
Derivatives (b)
Futures Contracts	105,789	—	—	105,789
Total	$464,720,659	$791,864	$11,029	$465,523,552
During the period ended September 30, 2025, the amount of transfers between Level 1 and Level 3 was $72,650. Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
vit-scif-PH3